UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	99.56%
Consumer Discretionary		12.31%
Hotels, Restaurants & Leisure		3.23%
Las Vegas Sands Corp.**	163,350	$2,750,814
Marriott International Inc.	54,024	1,490,522
		4,241,336

Internet & Catalog Retail		2.73%
Amazon.Com Inc.**	27,745	2,590,273
Priceline.com Inc.**	5,980	991,604
		3,581,877

Multiline Retail		2.56%
Nordstrom Inc.	33,000	1,007,820
Target Corp.	50,250	2,345,670
		3,353,490

Specialty Retail		3.79%
Bed Bath & Beyond Inc.**	40,990	1,538,765
Best Buy Inc.	37,702	1,414,579
Guess? Inc.	54,600	2,022,384
		4,975,728

Total Consumer Discretionary
(Cost $12,152,403)		16,152,431

Consumer Staples		2.27%
Beverages		2.27%
PepsiCo Inc.	50,912	2,986,498

Total Consumer Staples
(Cost $2,804,923)		2,986,498

Energy		6.44%
Energy Equipment & Services		4.02%
Halliburton Co.	52,722	1,429,821
Schlumberger Ltd.	22,860	1,362,456
Transocean Ltd. (Switzerland)**	29,120	2,490,634
		5,282,911

Oil Gas & Consumable Fuels		2.42%
EOG Resources Inc.	14,446	1,206,385
Occidental Petroleum Corp.	25,087	1,966,821
		3,173,206

Total Energy
(Cost $7,266,190)		8,456,117

Financials		8.32%
Capital Markets		3.97%
Goldman Sachs Group Inc.	11,890	2,191,921
Invesco Ltd.	65,905	1,499,998
Morgan Stanley	49,110	1,516,517
		5,208,436

Diversified Financial Services		4.35%
Bank of America Corp.	130,260	2,203,999
JPMorgan Chase & Co.	79,930	3,502,533
		5,706,532

Total Financials
(Cost $7,353,831)		10,914,968

Healthcare		14.10%
Biotechnology		4.69%
Celgene Corp.**	38,010	2,124,759
Gilead Sciences Inc.**	58,220	2,711,887
United Therapeutics Corp.**	27,020	1,323,710
		6,160,356

Healthcare Equipment & Supplies		2.52%
Baxter International Inc.	45,480	2,592,815
Covidien PLC	16,600	718,116
		3,310,931

Healthcare Providers & Services		2.44%
Medco Health Solutions Inc.**	57,970	3,206,321

Life Sciences Tools & Services		1.99%
Thermo Fisher Scientific Inc.**	59,680	2,606,226

Pharmaceuticals		2.46%
Abbott Laboratories	38,930	1,925,867
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	25,659	1,297,319
		3,223,186

Total Healthcare
(Cost $15,356,046)		18,507,020

Industrials		10.62%
Aerospace & Defense		4.03%
Honeywell International Inc.	18,680	693,962
Precision Castparts Corp.	11,769	1,198,908
United Technologies Corp.	55,707	3,394,228
		5,287,098

Air Freight & Logistics		0.75%
FedEx Corp.	13,150	989,143

Construction & Engineering		0.63%
Fluor Corp.	16,290	828,347

Machinery		3.53%
Danaher Corp.	15,201	1,023,331
Illinois Tool Works Inc.	43,840	1,872,407
Parker Hannifin Corp.	33,610	1,742,342
		4,638,080

Road & Rail		1.68%
Norfolk Southern Corp.	27,440	1,182,938
Union Pacific Corp.	17,500	1,021,125
		2,204,063

Total Industrials
(Cost $13,024,736)		13,946,731

Information Technology		40.70%
Communications Equipment		6.98%
Cisco Systems Inc.**	200,982	4,731,115
QUALCOMM Inc.	56,060	2,521,579
Research In Motion Ltd. (Canada)**	28,236	1,907,342
		9,160,036

Computers & Peripherals		12.69%
Apple Inc.**	40,987	7,597,759
EMC Corp.**	125,640	2,140,906
Hewlett-Packard Co.	89,671	4,233,368
Network Appliance Inc.**	100,480	2,680,806
		16,652,839

Internet Software & Services		4.93%
Baidu.com Inc. - ADR (China)**	1,990	778,190
Google Inc. - Class A**	11,496	5,700,291
		6,478,481

IT Services		4.21%
MasterCard Inc. - Class A	12,760	2,579,434
Visa Inc.	42,607	2,944,570
		5,524,004

Semiconductors & Semiconductor Equipment		5.79%
Broadcom Corp.**	57,871	1,776,061
Intel Corp.	158,755	3,106,836
Lam Research Corp.**	20,400	696,864
Marvell Technology Group Ltd. (Bermuda)**	125,180	2,026,664
		7,606,425

Software		6.10%
Microsoft Corp.	178,670	4,625,767
Oracle Corp.	162,180	3,379,831
		8,005,598

Total Information Technology
(Cost $40,919,097)		53,427,383

Materials		3.68%
Chemicals		2.02%
The Mosaic Co.	13,550	651,349
Praxair Inc.	24,480	1,999,770
		2,651,119

Metals & Mining		1.66%
Freeport-McMoRan Copper & Gold Inc.	31,750	2,178,368

Total Materials
(Cost $3,848,336)		4,829,487

Telecommunication Services		1.12%
Wireless Telecommunication Services		1.12%
Crown Castle International Corp.**	46,750	1,466,080

Total Telecommunication Services
(Cost $1,494,275)		1,466,080

Total Common Stocks
(Cost $104,219,837)		130,686,715

Money Market Mutual Funds	1.23%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	1,615,590	1,615,590

Total Money Market Mutual Funds
(Cost $1,615,590)		1,615,590

Total Investments
(Cost $105,835,427)	100.79%	132,302,305

Liabilities in Excess of Other Assets	(0.79%)	(1,042,108)

Net Assets	100.00%	$131,260,197

Westcore Growth Fund
Country Breakdown as of September 30, 2009 (Unaudited)

Country	Market Value	%
United States	$123,802,156	94.32%
Switzerland	2,490,634	1.90%
Bermuda	2,026,664	1.54%
Canada	1,907,342	1.45%
Israel	1,297,319	0.99%
China	778,190	0.59%
Total Investments	132,302,305	100.79%
Liabilities in Excess of Other Assets	(1,042,108)	(0.79%)
Net Assets	$131,260,197	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

___________________________
** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.17%
Consumer Discretionary		21.69%
Diversified Consumer Services		1.33%
Apollo Group Inc. - Class A**	21,100	$1,554,437

Hotels, Restaurants & Leisure		4.40%
Bally Technologies Inc.**	38,700	1,484,919
Darden Restaurants Inc.	56,800	1,938,584
WMS Industries Inc. **	38,600	1,720,016
		5,143,519

Household Durables		1.11%
Garmin Ltd.	34,600	1,305,804

Internet & Catalog Retail		3.34%
NetFlix Inc.**	39,100	1,805,247
priceline.com Inc.**	12,700	2,105,914
		3,911,161

Specialty Retail		6.10%
American Eagle Outfitters Inc.	120,000	2,023,200
Ross Stores Inc.	57,400	2,741,998
TJX Companies Inc.	63,800	2,370,170
		7,135,368

Textiles, Apparel & Luxury Goods		5.41%
Coach Inc.	71,000	2,337,320
Phillips-Van Heusen Corp.	43,600	1,865,644
Polo Ralph Lauren Corp.	27,700	2,122,374
		6,325,338

Total Consumer Discretionary
(Cost $18,898,917)		25,375,627

Consumer Staples		2.63%
Food & Staples Retailing		1.38%
BJ's Wholesale Club Inc.**	44,400	1,608,168

Personal Products		1.25%
Herbalife Ltd. (Cayman Islands)	44,700	1,463,478

Total Consumer Staples
(Cost $3,032,910)		3,071,646

Energy		8.28%
Energy Equipment & Services		1.64%
Cameron International Corp.**	50,600	1,913,692

Oil, Gas & Consumable Fuels		6.64%
Bill Barrett Corp.**	44,900	1,472,271
Comstock Resources Inc.**	50,000	2,004,000
Consol Energy Inc.	35,800	1,614,938
Denbury Resources Inc.**	97,800	1,479,714
Southwestern Energy Co.**	28,000	1,195,040
		7,765,963

Total Energy
(Cost $8,096,281)		9,679,655

Financials		8.06%
Capital Markets		4.74%
Invesco Ltd.	74,200	1,688,792
Janus Capital Group Inc.	134,900	1,912,882
T. Rowe Price Group Inc.	42,500	1,942,250
		5,543,924

Commercial Banks		0.88%
First Horizon National Corp.**	77,903	1,030,661

Insurance		1.18%
Axis Capital Holdings Ltd. (Bermuda)	45,800	1,382,244

Real Estate Investment Trusts (REITs)		0.51%
Alexandria Real Estate Equities Inc.	11,000	597,850

Thrifts & Mortgage Finance		0.75%
Hudson City Bancorp Inc.	66,200	870,530

Total Financials
(Cost $7,415,274)		9,425,209

Healthcare		12.29%
Biotechnology		4.21%
Cephalon Inc. **	33,200	1,933,568
Human Genome Sciences Inc.**	102,100	1,921,522
Vertex Pharmaceuticals Inc.**	28,300	1,072,570
		4,927,660

Healthcare Equipment & Services		0.74%
Edwards Lifesciences Corp.**	12,400	866,884

Healthcare Providers & Services		2.43%
DaVita Inc.**	25,450	1,441,488
Laboratory Corporation of America Holdings**	21,300	1,399,410
		2,840,898

Life Sciences Tools & Services		3.45%
Thermo Fisher Scientific Inc.**	37,200	1,624,524
Waters Corp.**	43,200	2,413,152
		4,037,676

Pharmaceuticals		1.46%
Shire Pharmaceuticals - ADR (United Kingdom)	32,500	1,699,425

Total Healthcare
(Cost $11,315,368)		14,372,543

Industrials		16.08%
Aerospace & Defense		2.15%
Goodrich Corp.	46,200	2,510,508

Air Freight & Logistics		1.50%
UTi Worldwide Inc.	121,600	1,760,768

Building Products		1.37%
Lennox International Inc.	44,400	1,603,728

Electrical Equipment		1.56%
Rockwell Automation Inc.	42,900	1,827,540

Machinery		7.38%
Lincoln Electric Holdings Inc.	36,800	1,746,160
Pall Corp.	45,200	1,459,056
Parker Hannifin Corp.	43,100	2,234,304
Pentair Inc.	34,600	1,021,392
SPX Corp.	35,400	2,168,958
		8,629,870

Professional Services		1.35%
Robert Half International Inc.	63,400	1,586,268

Road & Rail		0.77%
Knight Transportation Inc.	53,400	896,052

Total Industrials
(Cost $16,675,111)		18,814,734

Information Technology		22.11%
Computer & Peripherals		4.87%
NCR Corp.**	131,800	1,821,476
Network Appliance Inc.**	99,900	2,665,332
Western Digital Corp.**	33,200	1,212,796
		5,699,604

Electronic Equipment Instruments & Components		3.08%
Agilent Technologies Inc.**	76,700	2,134,561
Dolby Laboratories Inc. - Class A**	38,600	1,474,134
		3,608,695

Internet Software & Services		3.15%
Sohu.com Inc. (China)**	23,300	1,602,574
VeriSign Inc.**	87,800	2,079,982
		3,682,556

Semiconductors & Semiconductor Equipment		9.63%
Analog Devices Inc.	70,500	1,944,390
Broadcom Corp. - Class A**	36,000	1,104,840
Lam Research Corp.**	57,900	1,977,864
Marvell Technology Group Ltd. (Bermuda)**	114,900	1,860,231
Novellus Systems Inc.**	81,500	1,709,870
Silicon Laboratories Inc.**	26,800	1,242,448
Xilinx Inc.	60,800	1,423,936
		11,263,579

Software		1.38%
Sybase Inc.**	41,500	1,614,350

Total Information Technology
(Cost $19,282,176)		25,868,784

Materials		5.55%
Chemicals		4.15%
Celanese Corp. - Series A	64,700	1,617,500
CF Industries Holdings Inc.	18,900	1,629,747
FMC Corp.	28,600	1,608,750
		4,855,997

Metals & Mining		1.40%
Compass Minerals International Inc.	26,600	1,639,092

Total Materials
(Cost $4,958,007)		6,495,089

Telecommunication Services		1.48%
Diversified Telecommunication Services		1.48%
tw telecom Inc. - Class A**	128,800	1,732,360

Total Telecommunication Services
(Cost $1,292,579)		1,732,360

Total Common Stocks
(Cost $90,966,623)		114,835,647

Money Market Mutual Funds	1.93%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	2,257,713	2,257,713

Total Money Market Mutual Funds
(Cost $2,257,713)		2,257,713

Total Investments
(Cost $93,224,336)	100.10%	117,093,360

Liabilities in Excess of Other Assets	(0.10%)	(111,593)

Net Assets	100.00%	$116,981,767

Westcore MIDCO Growth Fund
Country Breakdown as of September 30, 2009 (Unaudited)

Country	Market Value	%
United States	$109,085,408	93.25%
Bermuda	3,242,475	2.77%
United Kingdom	1,699,425	1.46%
China	1,602,574	1.37%
Cayman Islands	1,463,478	1.25%
Total Investments	117,093,360	100.10%
Liabilities in Excess of Other Assets	(111,593)	(0.10%)
Net Assets	$116,981,767	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

__________________________________
** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	95.24%
Consumer Discretionary		18.26%
Hotels Restaurants & Leisure		4.50%
Bally Technologies Inc.**	60,500	$2,321,385

Specialty Retail		8.74%
American Eagle Outfitters Inc.	137,500	2,318,251
Ross Stores Inc.	45,969	2,195,939
		4,514,190

Textiles Apparel & Luxury Good		5.02%
Phillips-Van Heusen Corp.	60,498	2,588,709

Total Consumer Discretionary
(Cost $7,279,770)		9,424,284

Consumer Staples		4.46%
Personal Products		4.46%
Herbalife Ltd. (Cayman Islands)	70,397	2,304,798

Total Consumer Staples
(Cost $1,263,069)		2,304,798

Energy		3.42%
Oil, Gas & Consumable Fuels		3.42%
Consol Energy Inc.	39,100	1,763,801

Total Energy
(Cost $1,398,450)		1,763,801

Financials		6.59%
Capital Markets		4.90%
Invesco Ltd.	111,100	2,528,636

Insurance		1.69%
Axis Capital Holdings Ltd. (Bermuda)	29,000	875,220

Total Financials
(Cost $3,052,458)		3,403,856

Healthcare		15.13%
Biotechnology		8.66%
Cephalon Inc. **	43,155	2,513,347
Human Genome Sciences Inc.**	104,000	1,957,280
		4,470,627

Healthcare Providers & Services		3.83%
DaVita Inc.**	34,900	1,976,736

Life Sciences Tools & Services		2.64%
Thermo Fisher Scientific Inc.**	31,200	1,362,504

Total Healthcare
(Cost $7,168,048)		7,809,867

Industrials		16.43%
Aerospace & Defense		8.64%
Goodrich Corp.	42,049	2,284,943
HEICO Corp.	50,200	2,176,672
		4,461,615

Machinery		7.79%
Parker Hannifin Corp.	38,000	1,969,920
SPX Corp.	33,500	2,052,545
		4,022,465

Total Industrials
(Cost $7,023,729)		8,484,080
Information Technology		22.94%
Computers & Peripherals		4.93%
Network Appliance Inc.**	95,400	2,545,272

Semiconductors & Semiconductor Equipment		18.01%
Analog Devices Inc.	85,970	2,371,052
Lam Research Corp.**	75,047	2,563,605
Marvell Technology Group Ltd. (Bermuda)**	138,804	2,247,237
Novellus Systems Inc.**	100,771	2,114,176
		9,296,070

Total Information Technology
(Cost $9,449,013)		11,841,342

Materials		8.01%
Chemicals		8.01%
CF Industries Holdings Inc.	22,419	1,933,190
FMC Corp.	39,100	2,199,375
		4,132,565

Total Materials
(Cost $3,631,201)		4,132,565

Total Common Stocks
(Cost $40,265,738)		49,164,593

Money Market Mutual Funds	7.86%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	4,056,767	4,056,767

Total Money Market Mutual Funds
(Cost $4,056,767)		4,056,767

Total Investments
(Cost $44,322,505)	103.10%	53,221,360

Liabilities in Excess of Other Assets	(3.10%)	(1,599,803)

Net Assets	100.00%	$51,621,557

Westcore Select Fund
Country Breakdown as of September 30, 2009 (Unaudited)

Country	Market Value	%
United States	$47,794,105	92.59%
Bermuda	3,122,457	6.05%
Cayman Islands	2,304,798	4.46%
Total Investments	53,221,360	103.10%
Liabilities in Excess of Other Assets	(1,599,803)	(3.10%)
Net Assets	$51,621,557	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

____________________________________
** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	99.51%
Basic Materials		5.78%
Forestry & Paper		4.43%
Ball Corp.	13,550	$666,660
International Paper Co.	44,950	999,238
		1,665,898

Specialty Chemicals		1.35%
The Mosaic Co.	10,550	507,139

Total Basic Materials
(Cost $1,849,299)		2,173,037

Capital Goods		4.58%
Aerospace & Defense		2.53%
General Dynamics Corp.	7,200	465,120
Raytheon Co.	10,100	484,497
		949,617

Industrial Products		2.05%
ITT Corp.	14,800	771,820

Total Capital Goods
(Cost $1,283,246)		1,721,437

Commercial Services		4.89%
Business Products & Services		2.15%
Quanta Services Inc. **	36,600	809,958

IT Services		1.42%
Computer Sciences Corp.**	10,100	532,371

Transaction Processing		1.32%
The Western Union Co.	26,250	496,650

Total Commercial Services
(Cost $1,943,726)		1,838,979

Communications		8.37%
Networking		4.31%
Cisco Systems Inc.**	68,900	1,621,906

Telecomm Equipment & Solutions		4.06%
Nokia Corp. - ADR (Finland)	23,400	342,108
QUALCOMM Inc.	26,300	1,182,974
		1,525,082

Total Communications
(Cost $3,069,760)		3,146,988

Consumer Cyclical		12.53%
Apparel & Footwear Manufacturing		1.75%
Nike Inc. - Class B	10,150	656,705

Clothing & Accessories		1.44%
TJX Companies Inc.	14,600	542,390

Department Stores		1.54%
Macy's Inc.	31,700	579,793

Other Consumer Services		2.32%
Expedia Inc.**	36,450	872,978

Publishing & Media		2.22%
Walt Disney Co.	30,300	832,038

Restaurants		1.76%
Darden Restaurants Inc.	19,400	662,122

Specialty Retail		1.50%
Best Buy Inc.	15,000	562,800

Total Consumer Cyclical
(Cost $3,929,889)		4,708,826

Consumer Staples		6.62%
Consumer Products		2.40%
Colgate-Palmolive Co.	11,800	900,104

Food & Agricultural Products		4.22%
Campbell Soup Co.	22,000	717,640
Unilever N.V. (Netherlands)	30,100	868,686
		1,586,326

Total Consumer Staples
(Cost $2,359,445)		2,486,430

Energy		12.67%
Exploration & Production		6.49%
Occidental Petroleum Corp.	19,200	1,505,280
XTO Energy Inc.	22,625	934,865
		2,440,145

Integrated Oils		3.26%
Exxon Mobil Corp.	5,800	397,938
Marathon Oil Corp.	25,900	826,210
		1,224,148

Oil Services		2.92%
Transocean Ltd. (Switzerland)**	12,842	1,098,376

Total Energy
(Cost $2,472,138)		4,762,669

Interest Rate Sensitive		13.00%
Money Center Banks		5.56%
Bank of America Corp.	50,650	856,998
JPMorgan Chase & Co.	28,200	1,235,724
		2,092,722

Property Casualty Insurance		2.69%
ACE Ltd. (Switzerland) **	12,500	668,250
Travelers Cos. Inc.	6,950	342,149
		1,010,399

Regional Banks		1.12%
SunTrust Banks Inc.	18,600	419,430

Securities & Asset Management		3.63%
The Bank of New York Mellon Corp.	12,600	365,274
Invesco Ltd.	18,250	415,370
State Street Corp.	11,100	583,860
		1,364,504

Total Interest Rate Sensitive
(Cost $4,410,143)		4,887,055

Medical & Healthcare		11.15%
Medical Technology		2.25%
Zimmer Holdings Inc.**	15,850	847,183

Pharmaceuticals		8.90%
Abbott Laboratories	17,150	848,411
Amgen Inc.**	17,700	1,066,070
Forest Laboratories Inc.**	25,950	763,968
Wyeth	13,700	665,546
		3,343,995

Total Medical & Healthcare
(Cost $3,796,848)		4,191,178

Technology		13.70%
Computer Software		4.19%
Microsoft Corp.	28,600	740,454
Symantec Corp.**	50,600	833,382
1,573,836

PC's & Servers		4.61%
Dell Inc.**	37,500	572,250
International Business Machines Corp.	9,700	1,160,217
		1,732,467

Semiconductors		4.90%
Altera Corp.	49,900	1,023,448
Intel Corp.	41,900	819,983
		1,843,431

Total Technology
(Cost $4,686,075)		5,149,734

Transportation		3.22%
Railroads		3.22%
Norfolk Southern Corp.	16,150	696,227
Union Pacific Corp.	8,800	513,480
1,209,707

Total Transportation
(Cost $1,115,403)		1,209,707

Utilities		3.00%
Independent Power		1.14%
PPL Corp.	14,100	427,794

Regulated Electric		1.86%
Edison International	20,800	698,464

Total Utilities
(Cost $1,240,006)		1,126,258

Total Common Stocks
(Cost $32,155,978)		37,402,298

Money Market Mutual Funds	0.51%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	192,572	192,572

Total Money Market Mutual Funds
(Cost $192,572)		192,572

Total Investments
(Cost $32,348,550)	100.02%	37,594,870

Liabilities in Excess of Other Assets	(0.02%)	(8,389)

Net Assets	100.00%	$37,586,481

Westcore Blue Chip Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$34,617,450	92.10%
Switzerland	1,766,626	4.70%
Netherlands	868,686	2.31%
Finland	342,108	0.91%
Total Investments	37,594,870	100.02%
Liabilities in Excess of Other Assets	(8,389)	(0.02%)
Net Assets	$37,594,870	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.40%
Basic Materials		7.71%
Forestry & Paper		2.65%
International Paper Co.	58,600	$1,302,678

Other Materials (Rubber & Plastic)		5.06%
Crown Holdings Inc.**	43,750	1,190,000
Owens-Illinois Inc.**	10,300	380,070
Pactiv Corp.**	34,750	905,238
		2,475,308

Total Basic Materials
(Cost $1,961,119)		3,777,986

Capital Goods		2.40%
Electrical Equipment		2.40%
General Cable Corp.**	30,000	1,174,500

Total Capital Goods
(Cost $1,582,950)		1,174,500

Commercial Services		5.72%
Business Products & Services		2.51%
Quanta Services Inc. **	55,675	1,232,088

Environmental & Pollution Control		1.80%
Waste Connections Inc. **	30,490	879,941

IT Services		1.41%
Affiliated Computer Services Inc. **	12,800	693,376

Total Commercial Services
(Cost $2,673,105)		2,805,405

Communications		3.99%
Telecomm Equipment & Solutions		3.99%
Adtran Inc.	29,750	730,363
CommScope Inc.**	40,900	1,224,137
		1,954,500

Total Communications
(Cost $1,804,194)		1,954,500

Consumer Cyclical		13.42%
Clothing & Accessories		4.60%
Abercrombie & Fitch Co. - Class A	19,700	647,736
Polo Ralph Lauren Corp.	9,400	720,228
TJX Companies Inc.	23,800	884,169
		2,252,133

Department Stores		2.19%
Macy's Inc.	58,800	1,075,451

Hotels & Gaming		1.04%
Starwood Hotels & Resorts Worldwide Inc.	15,350	507,011

Motor Vehicle Parts		2.00%
Autoliv Inc. (Sweden)	29,200	981,120

Restaurants		1.74%
Darden Restaurants Inc.	25,050	854,957

Specialty Retail		1.85%
Tiffany & Co.	23,560	907,767

Total Consumer Cyclical
(Cost $6,193,501)		6,578,439
Consumer Staples		4.70%
Food & Agricultural Products		4.70%
Dean Foods Co.**	47,400	843,246
The J.M. Smucker Co.	11,400	604,314
Tyson Foods Inc. - Class A	67,650	854,420
		2,301,980

Total Consumer Staples
(Cost $2,445,738)		2,301,980

Energy		7.99%
Exploration & Production		4.87%
Denbury Resources Inc.**	21,000	317,730
Encore Acquisition Co.**	19,300	721,820
Forest Oil Corp.**	32,200	630,154
Range Resources Corp.	14,550	718,188
		2,387,892

Oil Services		1.52%
Tidewater Inc.	15,800	744,022

Refining & Marketing		1.60%
Holly Corp.	30,700	786,534

Total Energy
(Cost $3,582,752)		3,918,448

Interest Rate Sensitive		18.69%
Life & Health Insurance		2.59%
Reinsurance Group of America Inc.	28,441	1,268,469

Property Casualty Insurance		6.21%
Assured Guaranty Ltd. (Bermuda)	59,400	1,153,547
Axis Capital Holdings Ltd. (Bermuda)	25,100	757,518
PartnerRe Ltd. (Bermuda)	14,740	1,134,096
		3,045,161

Regional Banks		3.06%
SunTrust Banks Inc.	38,200	861,410
Zions Bancorporation	35,400	636,138
		1,497,548

Securities & Asset Management		3.93%
Affiliated Managers Group Inc.**	10,050	653,351
Invesco Ltd.	55,900	1,272,283
		1,925,634

Thrifts		2.90%
Annaly Capital Management Inc.	78,400	1,422,176

Total Interest Rate Sensitive
(Cost $7,888,330)		9,158,988

Medical & Healthcare		7.09%
Healthcare Services		1.59%
Omnicare Inc.	34,600	779,192

Medical Technology		1.96%
Life Technologies Corp.**	20,630	960,327

Pharmaceuticals		3.54%
Cephalon Inc. **	13,500	786,240
Forest Laboratories Inc.**	32,200	947,968
		1,734,208

Total Medical & Healthcare
(Cost $3,110,543)		3,473,727

Real Estate Investment Trusts (REITs)		5.28%
Healthcare		1.98%
Senior Housing Properties Trust	25,300	483,483
Ventas Inc.	12,700	488,950
		972,433

Hotels		1.49%
Host Hotels & Resorts Inc.	62,200	732,094

Multi-Family Housing		0.73%
Camden Property Trust	8,900	358,670

Office Properties		1.08%
Alexandria Real Estate Equities Inc.	9,700	527,195

Total Real Estate Investment Trusts (REITs)
(Cost $3,118,621)		2,590,392

Technology		8.15%
Computer Software		3.02%
Symantec Corp.**	53,300	877,850
Synopsys Inc.**	26,900	603,098
		1,480,948

Electronic Equipment		0.69%
Belden Inc.	14,600	337,260

Semiconductors		2.90%
Altera Corp.	47,780	979,968
Integrated Device Technology Inc.**	65,800	444,808
		1,424,776

Technology Resellers & Distributors		1.54%
Ingram Micro Inc. - Class A**	44,750	754,038

Total Technology
(Cost $4,332,995)		3,997,022

Transportation		0.60%
Trucking, Shipping & Air Freight		0.60%
Diana Shipping Inc. (Greece)	22,700	295,100

Total Transportation
(Cost $608,898)		295,100

Utilities		12.66%
Gas Utilities		2.09%
UGI Corp.	40,855	1,023,826

Independent Power		2.77%
NRG Energy, Inc.**	25,000	704,750
PPL Corp.	21,530	653,220
		1,357,970

Integrated Gas & Electric		3.72%
CenterPoint Energy Inc.	72,935	906,582
NiSource Inc.	66,100	918,129
		1,824,711

Regulated Electric		4.08%
Edison International	27,900	936,882
Westar Energy Inc.	54,300	1,059,394
		1,996,276

Total Utilities
(Cost $6,770,459)		6,202,783

Total Common Stocks
(Cost $46,073,205)		48,229,270

Money Market Mutual Funds	1.50%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	732,625	732,625

Total Money Market Mutual Funds
(Cost $732,625)		732,625

Total Investments
(Cost $46,805,830)	99.90%	48,961,895

Other Assets in Excess of Liabilities	0.10%	50,553

Net Assets	100.00%	$49,012,448

Westcore Mid-Cap Value Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$44,640,514	91.08%
Bermuda	3,045,161	6.22%
Sweden	981,120	2.00%
Greece	295,100	0.60%
Total Investments	48,961,895	99.90%
Other Assets in Excess of Liabilities	50,553	0.10%
Net Assets	$49,012,448	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

______________________________________________

** Non-income producing security.
(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.
See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	97.54%
Basic Materials		5.95%
Precious Metals		1.35%
Thompson Creek Metals Co. Inc. (Canada)**	34,800	$420,036

Specialty Chemicals		3.42%
NewMarket Corp.	8,350	776,884
OM Group Inc.**	9,400	285,666
		1,062,550

Steel		1.18%
Schnitzer Steel Industries Inc.	6,850	364,763

Total Basic Materials
(Cost $1,597,897)		1,847,349

Capital Goods		8.26%
Electrical Equipment		1.51%
General Cable Corp.**	11,995	469,604

Engineering & Construction		3.02%
EMCOR Group Inc.**	27,470	695,540
Integrated Electrical Services Inc.**	29,880	240,534
		936,074

Industrial Products		2.20%
EnPro Industries Inc.**	29,900	683,514

Machinery		1.53%
Columbus McKinnon Corp.**	31,370	475,256

Total Capital Goods
(Cost $2,809,614)		2,564,448

Commercial Services		5.05%
Business Products & Services		1.19%
CRA International Inc.**	13,500	368,415

Distributors & Wholesalers		1.76%
Central Garden & Pet Co. - Class A**	50,000	546,500

Environmental & Pollution Control		2.10%
Waste Connections Inc. **	22,610	652,525

Total Commercial Services
(Cost $1,523,840)		1,567,440

Communications		5.08%
Telecomm Equipment & Solutions		5.08%
CommScope Inc.**	18,040	539,937
Novatel Wireless Inc.**	28,755	326,657
Syniverse Holdings Inc.**	40,600	710,500
		1,577,094

Total Communications
(Cost $1,388,360)		1,577,094

Consumer Cyclical		15.50%
Apparel & Footwear Manufacturers		1.29%
Wolverine World Wide Inc.	16,160	401,414

Clothing & Accessories		8.56%
Aeropostale Inc.**	11,365	494,037
The Cato Corp. - Class A	24,400	495,076
The Children's Place Retail Stores Inc.**	16,900	506,323
Kenneth Cole Productions Inc. - Class A	23,200	232,696
Steven Madden Ltd.**	25,250	929,452
		2,657,584

Motor Vehicle Parts		1.06%
Autoliv Inc. (Sweden)	9,800	329,280

Recreation & Leisure		3.45%
Steiner Leisure Ltd.**	13,300	475,608
WMS Industries Inc. **	13,385	596,436
		1,072,044

Restaurants		1.14%
CEC Entertainment Inc.**	13,700	354,282

Total Consumer Cyclical
(Cost $3,359,120)		4,814,604

Consumer Staples		5.11%
Consumer Products		1.01%
Elizabeth Arden Inc.**	26,710	314,377

Food & Agricultural Products		1.58%
Calavo Growers Inc.	25,820	490,064

Grocery & Convenience		2.52%
Casey's General Stores Inc.	24,920	781,989

Total Consumer Staples
(Cost $1,432,139)		1,586,430

Energy		3.05%
Exploration & Production		0.99%
Carrizo Oil & Gas Inc.**	12,525	306,737

Oil Services		2.06%
Oil States International Inc.**	12,360	434,207
T-3 Energy Services Inc.**	10,440	205,668
		639,875

Total Energy
(Cost $998,415)		946,612

Interest Rate Sensitive		13.68%
Other Banks		4.40%
Boston Private Financial Holdings Inc.	61,950	403,295
First Midwest Bancorp Inc.	42,600	480,102
PacWest Bancorp	25,410	484,060
		1,367,457

Property Casualty Insurance		2.86%
Max Capital Group Ltd. (Bermuda)	23,710	506,683
The Hanover Insurance Group Inc.	9,200	380,236
		886,919

Securities & Asset Management		3.66%
Investment Technology Group Inc.**	19,400	541,648
Piper Jaffray Cos. **	12,485	595,784
		1,137,432

Specialty Finance		1.03%
First Cash Financial Services Inc.**	18,660	319,646

Thrifts		1.73%
Anworth Mortgage Asset Corp.	68,000	535,840

Total Interest Rate Sensitive
(Cost $3,627,304)		4,247,294

Medical & Healthcare		13.21%
Healthcare Services		5.78%
Centene Corp.**	25,650	485,811
Kendle International Inc.**	11,100	185,592
Life Sciences Research Inc.**	17,250	137,310
LifePoint Hospitals Inc.**	16,700	451,902
Lincare Holdings Inc.**	17,100	534,375
		1,794,990

Medical Products & Supplies		5.66%
Orthofix International N.V. (Netherlands)**	28,150	827,329
STERIS Corp.	30,620	932,379
		1,759,708

Medical Technology		1.77%
SurModics Inc.**	9,620	236,652
ZOLL Medical Corp.**	14,500	312,040
		548,692

Total Medical & Healthcare
(Cost $4,556,992)		4,103,390

Real Estate Investment Trusts (REITs)		3.63%
Industrial Properties		1.01%
DCT Industrial Trust Inc.	61,400	313,754

Office Properties		1.16%
BioMed Realty Trust Inc.	26,000	358,800

Office Industrial		1.46%
PS Business Parks Inc.	8,865	454,952

Office Properties		1.16%
BioMed Realty Trust Inc.	26,000	358,800

Total Real Estate Investment Trusts (REITs)
(Cost $1,060,694)		1,127,506

Technology		12.28%
Computer Software		4.04%
Manhattan Associates Inc.**	8,000	161,600
Parametric Technology Corp.**	20,800	287,456
SPSS Inc.**	9,200	459,540
Sybase Inc.**	8,850	344,265
		1,252,861

Electronic Equipment		3.58%
Belden Inc.	27,550	636,405
Rofin-Sinar Technologies Inc.**	20,650	474,124
		1,110,529

Semiconductor Capital Equipment		3.68%
Advanced Energy Industries Inc.**	39,740	565,898
Veeco Instruments Inc.**	24,760	577,403
		1,143,301

Semiconductors		0.98%
Integrated Device Technology Inc.**	45,200	305,552

Total Technology
(Cost $3,410,885)		3,812,243

Transportation		3.01%
Trucking, Shipping & Air Freight		3.01%
Marten Transport Ltd.**	26,500	452,090
Tsakos Energy Navigation Ltd. (Greece)	16,200	253,530
Ultrapetrol Bahamas Ltd. (Bahamas)**	46,670	229,616
		935,236

Total Transportation
(Cost $1,402,474)		935,236

Utilities		3.73%
Gas Utilities		2.41%
South Jersey Industries Inc.	21,220	749,066

Regulated Electric		1.32%
Westar Energy Inc.	21,030	410,295

Total Utilities
(Cost $1,167,804)		1,159,361

Total Common Stocks
(Cost $28,289,795)		30,289,007

Money Market Mutual Funds	2.83%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	878,803	878,803

Total Money Market Mutual Funds
(Cost $878,803)		878,803

Total Investments
(Cost $29,168,598)	100.37%	31,167,810

Liabilities in Excess of Other Assets	(0.37%)	(115,117)

Net Assets	100.00%	$31,052,693

Westcore Small-Cap Opportunity Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$28,601,336	92.11%
Netherlands	827,329	2.66%
Bermuda	506,683	1.63%
Canada	420,036	1.35%
Sweden	329,280	1.06%
Greece	253,530	0.82%
Bahamas	229,616	0.74%
Total Investments	31,167,810	100.37%
Liabilities in Excess of Other Assets	(115,117)	(0.37%)
Net Assets	$31,052,693	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

___________________________________________

** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.29%
Basic Materials		5.63%
Forestry & Paper		3.04%
Albany International Corp. - Class A	115,670	$2,243,998
Temple-Inland Inc.	318,900	5,236,338
		7,480,336

Steel		2.59%
Schnitzer Steel Industries Inc.	49,200	2,619,900
Worthington Industries Inc.	271,400	3,772,460
		6,392,360

Total Basic Materials
(Cost $11,886,073)		13,872,696

Capital Goods		4.50%
Aerospace & Defense Suppliers		1.93%
Triumph Group Inc.	98,900	4,746,211

Engineering & Construction		1.80%
Chicago Bridge & Iron Co. N.V. (Netherlands)	237,700	4,440,236

Industrial Products		0.77%
Lincoln Electric Holdings Inc.	40,030	1,899,424

Total Capital Goods
(Cost $8,251,950)		11,085,871

Commercial Services		4.88%
Business Products & Services		4.88%
Brink's Co.	149,200	4,014,972
CDI Corp.	238,935	3,357,037
Ennis Inc.	288,895	4,659,876
		12,031,885

Total Commercial Services
(Cost $13,859,765)		12,031,885

Communications		3.12%
Telecomm Equipment & Solutions		3.12%
Adtran Inc.	312,950	7,682,923

Total Communications
(Cost $6,517,849)		7,682,923

Consumer Cyclical		13.01%
Clothing & Accessories		4.24%
Columbia Sportswear Co.	40,700	1,675,212
Foot Locker Inc.	384,500	4,594,775
Stage Stores Inc.	322,060	4,173,898
		10,443,885

Consumer Durables		2.51%
Knoll Inc.	271,050	2,827,052
Toro Co.	84,800	3,372,496
		6,199,548

General Merchandise		0.76%
Fred's Inc.	147,000	1,871,310

Hard Goods Retail		1.03%
Aaron Rents Inc.	96,310	2,542,584

Other Consumer Services		1.08%
Regis Corp.	171,600	2,659,800

Restaurants		2.30%
Bob Evans Farms Inc.	195,155	5,671,204

Specialty Retail		1.09%
Movado Group Inc.	184,795	2,685,071

Total Consumer Cyclical
(Cost $28,848,149)		32,073,402

Consumer Staples		7.97%
Food & Agriculture Products		1.98%
Lancaster Colony Corp.	95,040	4,872,701

Grocery & Convenience		3.32%
Casey's General Stores Inc.	261,065	8,192,220

Home Products		2.67%
Tupperware Brands Corp.	164,750	6,576,820

Total Consumer Staples
(Cost $15,220,510)		19,641,741

Energy		5.85%
Alternative Energy		1.12%
EnergySolutions Inc.	300,200	2,767,844

Exploration & Production		1.84%
St. Mary Land & Exploration Co.	139,200	4,518,432

Oil Services		1.28%
Tidewater Inc.	66,900	3,150,321

Refining & Marketing		1.61%
Holly Corp.	155,100	3,973,662

Total Energy
(Cost $15,473,679)		14,410,259

Interest Rate Sensitive		23.82%
Life & Health Insurance		2.99%
American Equity Investment Life Holding Co.	527,750	3,704,805
StanCorp Financial Group Inc.	90,700	3,661,559
		7,366,364

Other Banks		7.83%
Bank of the Ozarks Inc.	43,800	1,162,014
Community Bank System Inc.	167,900	3,067,533
CVB Financial Corp.	150,100	1,139,259
Independent Bank Corp.	49,700	1,099,861
PacWest Bancorp	190,755	3,633,883
Westamerica Bancorp	71,220	3,703,440
Whitney Holding Corp.	168,800	1,610,352
Wintrust Financial Corp.	138,800	3,880,847
		19,297,189

Property Casualty Insurance		6.98%
Assured Guaranty Ltd. (Bermuda)	154,360	2,997,671
Endurance Specialty Holdings Ltd. (Bermuda)	75,000	2,735,250

Infinity Property & Casualty Corp.	25,515	1,083,877
Max Capital Group Ltd. (Bermuda)	194,765	4,162,128
Platinum Underwriters Holdings Ltd. (Bermuda)	119,975	4,299,904
Safety Insurance Group Inc.	58,800	1,935,696
		17,214,526

Securities & Asset Management		0.91%
SWS Group Inc.	156,350	2,251,440

Specialty Finance		1.96%
Cash America International Inc.	160,060	4,827,410

Thrifts & Mortgage REITs		3.15%
Astoria Financial Corp.	303,300	3,348,432
MFA Financial Inc.	555,740	4,423,690
		7,772,122

Total Interest Rate Sensitive
(Cost $52,997,904)		58,729,051

Medical & Healthcare		8.51%
Healthcare Services		2.79%
Owens & Minor Inc.	151,910	6,873,928

Medical Products & Supplies		4.55%
Cooper Companies Inc.	109,450	3,253,949
Meridian Bioscience Inc.	174,375	4,361,118
STERIS Corp.	118,750	3,615,937
		11,231,004

Pharmaceuticals		1.17%
Biovail Corp. (Canada)	187,000	2,885,410

Total Medical & Healthcare
(Cost $18,523,985)		20,990,342

Real Estate Investment Trusts (REITs)		6.38%
Apartments		1.39%
American Campus Communities Inc.	128,100	3,439,485

Hotels		1.55%
DiamondRock Hospitality Co.	471,100	3,815,910

Manufactured Homes		0.98%
Equity Lifestyle Properties Inc.	56,300	2,409,077

Office Property		2.46%
Brandywine Realty Trust	112,900	1,246,416
Mack-Cali Realty Corp.	73,400	2,373,022
Parkway Properties Inc.	124,095	2,444,672
		6,064,110

Total Real Estate Investment Trusts (REITs)
(Cost $16,418,281)		15,728,582

Technology		8.73%
Computer Software		2.35%
Blackbaud Inc.	249,545	5,789,444

Electronic Equipment		5.23%
Belden Inc.	354,900	8,198,190
Park Electrochemical Corp.	190,400	4,693,360
		12,891,550

Semiconductor Capital Equipment		1.15%
Cohu Inc.	209,700	2,843,532

Total Technology
(Cost $23,784,832)		21,524,526

Transportation		1.10%
Trucking, Shipping & Air Freight		1.10%
Arkansas Best Corp.	90,400	2,706,576

Total Transportation
(Cost $2,989,818)		2,706,576

Utilities		4.79%
Gas Utilities		3.66%
Northwest Natural Gas Co.	93,160	3,881,046
South Jersey Industries Inc.	145,375	5,131,737
		9,012,783

Regulated Electric		1.13%
UIL Holdings Corp.	106,000	2,797,340

Total Utilities
(Cost $12,499,046)		11,810,123

Total Common Stocks
(Cost $227,191,011)		242,287,977

Money Market Mutual Funds	2.59%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	6,382,336	6,382,336

Total Money Market Mutual Funds
(Cost $6,382,336)		6,382,336

Total Investments
(Cost $233,573,347)	100.88%	248,670,313

Liabilities in Excess of Other Assets	(0.88%)	(2,157,010)

Net Assets	100.00%	$246,513,303

Westcore Small-Cap Value Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$227,149,714	92.15%
Bermuda	14,194,953	5.76%
Netherlands	4,440,236	1.80%
Canada	2,885,410	1.17%
Total Investments	248,670,313	100.88%
Liabilities in Excess of Other Assets	(2,157,010)	(0.88%)
Net Assets	$246,513,303	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

___________________________________________________
(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments..

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	96.69%
Basic Materials		5.15%
Chemicals		0.89%
Innophos Holdings Inc.	1,104	$20,424

Forestry & Paper		0.38%
Buckeye Technologies Inc.**	826	8,863

Other Materials (Rubber & Plastic)		3.15%
A. Schulman Inc.	523	10,423
AEP Industries Inc.**	402	16,040
ICO Inc.**	2,968	13,861
PolyOne Corp.**	3,149	21,003
Spartech Corp.	1,025	11,039
		72,366

Specialty Chemicals		0.43%
Stepan Co.	164	9,853

Steel		0.30%
Universal Stainless & Alloy Products Inc.**	382	6,972

Total Basic Materials
(Cost $97,145)		118,478

Capital Goods		5.04%
Aerospace & Defense Suppliers		1.31%
Applied Signal Technology Inc.	523	12,171
Hawk Corp. - Class A**	534	7,326
Herley Industries Inc.**	807	10,531
		30,028

Electrical Equipment		1.96%
AAON Inc.	689	13,835
Houston Wire & Cable Co.	1,766	19,514
UQM Technologies Inc.**	2,050	11,788
		45,137

Industrial Products		1.38%
Dynamic Materials Corp.	1,048	20,918
K-Tron International Inc.**	113	10,759
		31,677

Transportation Equipment & Parts		0.39%
Miller Industries Inc.**	828	9,108

Total Capital Goods
(Cost $111,787)		115,950

Commercial Services		9.34%
Business Products & Services		5.20%
Advisory Board Co.**	363	9,126
Barrett Business Services Inc.	1,781	18,843
Electro Rent Corp.	1,286	14,815
Ennis Inc.	676	10,904
On Assignment Inc.**	3,420	20,007
Rewards Network Inc.**	1,132	15,554
S1 Corp.**	1,634	10,098
VSE Corp.	516	20,129
		119,476

Distributors & Wholesalers		0.93%
Genesis Lease Ltd. (Bermuda)	2,392	21,408

IT Services		2.74%
iGate Corp.	1,950	16,731
InfoSpace Inc.**	1,624	12,570
NCI Inc.**	453	12,983
Ness Technologies Inc. (Israel)**	2,631	20,758
		63,042

Transaction Processing		0.47%
Cass Information Systems Inc.	363	10,839

Total Commercial Services
(Cost $195,825)		214,765

Communications		6.20%
Networking		1.42%
Acacia Research Corp. - Acacia Technologies**	2,279	19,850
FalconStor Software Inc.**	2,601	12,927
		32,777

Telecomm Equipment & Solutions		3.27%
Anaren Inc.**	572	9,724
Novatel Wireless Inc.**	893	10,144
Oplink Communications Inc.**	1,409	20,459
RADWARE Ltd. (Israel)**	1,633	18,339
Symmetricom Inc.**	3,188	16,514
		75,180

Telecomm Service Providers		1.51%
Atlantic Tele-Network Inc.	139	7,425
RCN Corp.**	970	9,021
USA Mobility Inc.	1,411	18,174
		34,620

Total Communications
(Cost $122,140)		142,577

Consumer Cyclical		14.81%
Apparel & Footwear Manufacturing		0.60%
Maidenform Brands Inc.**	865	13,892

Clothing & Accessories		1.50%
Charlotte Russe Holding Inc.**	1,131	19,792
Hot Topic Inc.**	1,944	14,561
		34,353

Consumer Durables		0.85%
Knoll Inc.	898	9,366
Smith & Wesson Holding Corp.**	1,953	10,214
		19,580

Hard Goods Retail		0.65%
Haverty Furniture Cos. Inc.	1,257	14,845

Homebuilders & Suppliers		1.46%
Beazer Homes USA Inc.**	1,393	7,787
Brookfield Homes Corp.	2,533	16,921
Standard Pacific Corp.**	2,383	8,793
		33,501

Motor Vehicle Parts		1.58%
ATC Technology Corp.**	717	14,168
Standard Motor Products Inc.	1,453	22,086
		36,254

Motor Vehicles		1.62%
America's Car-Mart Inc.**	468	11,209
Group 1 Automotive Inc.	655	17,586
Lithia Motors Inc.	544	8,481
		37,276

Other Consumer Services		1.52%
Dollar Thrifty Automotive Group Inc.**	509	12,516
Pre-Paid Legal Services Inc.**	238	12,090
Stamps.com Inc.**	1,118	10,342
		34,948

Recreation & Leisure		0.63%
Sturm Ruger & Co. Inc	1,113	14,402

Restaurants		2.24%
AFC Enterprises Inc.**	2,274	19,146
California Pizza Kitchen Inc.**	1,027	16,042
Luby's Inc.**	2,039	8,564
Ruby Tuesday Inc.**	925	7,789
		51,541

Specialty Retail		2.16%
Franklin Covey Co.**	1,832	10,717
Jo-Ann Stores Inc. **	467	12,530
PC Mall Inc.**	2,568	17,617
West Marine Inc.**	1,127	8,858
		49,722

Total Consumer Cyclical
(Cost $315,768)		340,314

Consumer Staples		3.75%
Beverages: Non-Alcoholic		0.49%
National Beverage Corp.**	976	11,234

Drug Stores		0.67%
PetMed Express Inc.	822	15,495

Food & Agricultural Products		1.25%
Cott Corp. (Canada)**	1,648	12,113
Reddy Ice Holdings Inc.**	3,056	16,624
		28,737

Grocery & Convenience		0.82%
The Pantry Inc.**	1,208	18,941

Home Products		0.52%
WD-40 Co.	417	11,843

Total Consumer Staples
(Cost $81,953)		86,250

Energy		4.53%
Coal		0.49%
Westmoreland Coal Co.**	1,377	11,195

Exploration & Production		2.96%
Panhandle Oil and Gas Inc.	719	15,358
Rosetta Resources Inc.**	1,235	18,142
Swift Energy Co.**	888	21,029
Vaalco Energy Inc.	2,934	13,496
		68,025

Oil Services		0.55%
PHI Inc.**	630	12,776

Pipelines		0.53%
Crosstex Energy Inc.	2,307	12,181

Total Energy
(Cost $94,178)		104,177

Interest Rate Sensitive		16.71%
Life & Health Insurance		0.37%
American Equity Investment Life Holding Co.	1,191	8,361

Other Banks		6.37%
Capitol Bancorp Ltd.	3,242	8,462
First Financial Corp.	488	14,952
First Place Financial Corp.	4,130	12,184
Heartland Financial USA Inc.	1,048	15,458
Lakeland Bancorp Inc.	1,411	10,583
Peoples Bancorp Inc.	999	13,037
Republic Bancorp Inc. - Class A	500	9,980
Simmons First National Corp. - Class A	504	14,520
Southside Bancshares Inc.	699	15,740
Sterling Bancorp	1,101	7,949
Sun Bancorp Inc.**	2,187	11,547
Tompkins Financial Corp.	275	12,018
		146,430

Property Casualty Insurance		2.75%
American Physicians Capital Inc.	486	14,002
American Safety Insurance Holdings Ltd. (Bermuda)**	805	12,719
AMERISAFE Inc.**	731	12,610
Hallmark Financial Services Inc.**	1,368	11,012
NYMAGIC Inc.	743	12,824
		63,167

Regional Banks		0.62%
Centerstate Banks of Florida Inc.	1,810	14,281

Securities & Asset Management		2.75%
Diamond Hill Investment Group Inc.**	308	17,855
International Assets Holding Corp.**	1,154	19,053
MVC Capital Inc.	1,589	13,951
TradeStation Group Inc.**	1,515	12,347
		63,206

Specialty Finance		0.75%
Advance America Cash Advance Centers Inc.	3,080	17,248

Thrifts		3.10%
Dime Community Bancshares	1,154	13,190
Flushing Financial Corp.	1,147	13,076
Great Southern Bancorp Inc.	830	19,679
Sterling Financial Corp.	5,345	10,690
Webster Financial Corp.	1,178	14,690
		71,325

Total Interest Rate Sensitive
(Cost $405,342)		384,018

Medical & Healthcare		15.23%
Healthcare Services		4.58%
Alliance Health Care Services Inc.**	1,516	8,581
America Service Group Inc.	903	14,936
American Dental Partners Inc.**	1,370	19,180
American Physicians Service Group Inc.	534	12,303
Assisted Living Concepts Inc. - Class A**	542	11,230
Five Star Quality Care Inc.**	3,506	12,832
Kendle International Inc.**	942	15,750
National Healthcare Corp.	278	10,367
		105,179

Medical Products & Supplies		1.54%
Atrion Corp.	137	19,783
Young Innovations Inc.	597	15,707
		35,490

Medical Technology		3.48%
Aspect Medical Systems Inc.**	1,532	18,353
Delcath Systems Inc.**	2,527	12,408
Kensey Nash Corp.**	537	15,546
Quidel Corp.**	1,018	16,522
Symmetry Medical Inc.**	1,648	17,090
		79,919

Pharmaceuticals		5.63%
Affymetrix Inc.**	2,658	23,338
Albany Molecular Research Inc.**	988	8,556
Cambrex Corp.**	2,437	15,353
Hi-Tech Pharmacal Co Inc.**	678	15,214
Immunomedics Inc.**	2,540	14,021
Neurocrine Bioscineces Inc.**	4,102	12,511
Pain Therapeutics Inc.**	2,769	14,011
QLT Inc.**	3,966	14,674
Questcor Pharmaceuticals Inc.**	2,124	11,724
		129,402

Total Medical & Healthcare
(Cost $320,317)		349,990

Real Estate Investment Trusts (REITs)		1.06%
Multi-Family		0.54%
Associated Estates Realty Corp.	1,300	12,506

Regional Malls		0.52%
Ramco-Gershenson Properties Trust	1,330	11,864

Total Real Estate Investment Trusts (REITs)
(Cost $25,407)		24,370

Technology		13.23%
Computer Software		4.47%
DivX Inc.**	3,057	16,691
i2 Technologies Inc.**	1,034	16,585
Manhattan Associates Inc.**	673	13,595
PC-Tel Inc.**	2,858	17,863
QAD Inc.	1,437	6,538
SeaChange International Inc.**	1,636	12,270
SonicWALL Inc.**	2,297	19,295
		102,837

Electronic Equipment		1.76%
CPI International Inc.**	898	10,049
NVE Corp.**	349	18,552
Spectrum Control Inc.**	1,393	11,827
		40,428

PC's & Servers		0.61%
Cray Inc.**	1,694	14,111

Semiconductor Capital Equipment		2.61%
Kulicke & Soffa Industries Inc.**	2,337	14,092
Newport Corp.**	2,469	21,629
Ultratech Inc.**	576	7,620
Veeco Instruments Inc.**	713	16,627
		59,968

Semiconductors		3.42%
Actel Corp.**	1,125	13,691
CEVA Inc.**	1,664	17,889
DSP Group Inc.**	1,515	12,332
Exar Corp.**	1,335	9,812
Silicon Image Inc.**	3,212	7,805
Volterra Semiconductor Corp.**	925	16,992
		78,521

Technology Resellers & Distributors		0.36%
Black Box Corp.	328	8,230

Total Technology
(Cost $287,338)		304,095
Transportation		0.90%
Trucking, Shipping & Air Freight		0.90%
Dynamex Inc.**	870	14,207
Marten Transport Ltd.**	384	6,551
		20,758

Total Transportation
(Cost $23,470)		20,758

Utilities		0.74%
Regulated Electric		0.47%
Central Vermont Public Service Corp.	562	10,847

Water Utilities		0.27%
American States Water Co.	169	6,114

Total Utilities
(Cost $17,990)		16,961

Total Common Stocks
(Cost $2,098,660)		2,222,703

Money Market Mutual Funds	44.28%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	1,017,822	1,017,822

Total Money Market Mutual Funds
(Cost $1,017,822)		1,017,822

Total Investments
(Cost $3,116,482)	140.97%	3,240,525

Liabilities in Excess of Other Assets	(40.97%)	(941,793)

Net Assets	100.00%	$2,298,732

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$3,155,188	137.26%
Israel	39,097	1.70%
Bermuda	34,127	1.48%
Canada	12,113	0.53%
Total Investments	3,240,525	140.97%
Liabilities in Excess of Other Assets	(941,793)	(40.97%)
Net Assets	$2,298,732	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

__________________________________________________
** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL FRONTIER FUND AS OF September 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	95.17%
Consumer Discretionary		22.33%
Diversified Consumer Services		6.11%
Raffles Education Corp. Ltd. (Singapore)	1,525,900	$552,450
Slater & Gordon Ltd. (Australia)	922,000	1,342,091
		1,894,541

Hotels Restaurants & Leisure		3.27%
Domino's Pizza Group Ltd. (United Kingdom)	217,100	1,013,124

Household Durables		1.40%
Maisons France Confort (France)	10,950	434,565

Leisure Equipment & Products		1.77%
Jumbo S.A. (Greece)	41,800	550,515

Media		7.62%
CTS Eventim AG (Germany)	26,500	1,206,802
Rightmove PLC (United Kingdom)	130,100	1,153,959
		2,360,761

Specialty Retail		2.16%
Point Inc. (Japan)	10,100	668,345

Total Consumer Discretionary
(Cost $5,131,351)		6,921,851

Consumer Staples		1.64%
Food & Staples Retailing		0.98%
Eurocash S.A. (Poland)	62,000	302,428

Food Products		0.66%
Cranswick PLC (United Kingdom)	19,000	204,964

Total Consumer Staples
(Cost $479,575)		507,392

Energy		4.03%
Energy Equipment & Services		4.03%
Prosafe Production PLC (Cyprus)**	527,320	1,250,720

Total Energy
(Cost $1,938,309)		1,250,720

Financials		12.95%
Capital Markets		5.83%
Azimut Holding S.p.A. (Italy)	37,100	468,799
London Capital Group Holdings PLC (United Kingdom)	371,900	1,233,287
Nordnet AB (Sweden)	31,500	104,829
		1,806,915

Diversified Financial Services		4.24%
IG Group Holdings PLC (United Kingdom)	246,900	1,314,759

Real Estate Management & Development		0.52%
Savills PLC (United Kingdom)	30,300	161,059

Thrifts & Mortgage Finance		2.36%
Credit Corp Group Ltd. (Australia)	71,808	137,467
Home Capital Group Inc. (Canada)	16,600	593,051
		730,518

Total Financials
(Cost $3,398,587)		4,013,251

Healthcare		4.56%
Healthcare Equipment & Supplies		3.39%
EPS Co. Ltd. (Japan)	29	120,504
Nakanishi Inc. (Japan)	6,500	572,048
Omega Pharma N.V. (Belgium)	8,100	357,374
		1,049,926

Healthcare Providers & Services		1.17%
Odontoprev S.A. (Brazil)	18,000	363,841

Total Healthcare
(Cost $1,400,862)		1,413,767

Industrials		41.34%
Commercial Services & Supplies		4.70%
En-japan Inc. (Japan)	233	319,007
Mears Group PLC (United Kingdom)	243,400	1,137,802
		1,456,809

Construction & Engineering		11.87%
Cardno Ltd. (Australia)	456,300	1,795,364
Maire Tecnimont S.p.A. (Italy)	98,100	476,604
Morgan Sindall PLC (United Kingdom)	132,500	1,407,119
		3,679,087

Machinery		7.97%
Andritz AG (Austria)	26,600	1,326,575
Duro Felguera S.A. (Spain)	39,500	421,381
Metka S.A. (Greece)	56,100	721,609
		2,469,565

Professional Services		5.00%
SAI Global Ltd. (Australia)	530,300	1,548,519

Trading Companies & Distributors		11.80%
Diploma PLC (United Kingdom)	512,950	1,418,212
Indutrade AB (Sweden)	79,100	1,540,278
KS Energy Services Ltd. (Singapore)	808,680	700,380
		3,658,870

Total Industrials
(Cost $9,608,462)		12,812,850

Information Technology		8.32%
Computers & Peripherals		0.92%
Roland DG Corp. (Japan)	19,800	284,102

IT Services		5.65%
D+S europe AG (Germany)**	12,000	187,895
GMO Payment Gateway Inc. (Japan)	170	230,669
Wirecard AG (Germany)	111,506	1,331,493
		1,750,057

Software		1.75%
Kingdee International Software Group Co. Ltd. (China-Hong Kong)	1,190,000	201,147
Works Applications Co. Ltd. (Japan)	500	343,118
		544,265

Total Information Technology
(Cost $2,185,502)		2,578,424

Total Common Stocks
(Cost $24,142,648)		29,498,255

Money Market Mutual Funds	4.91%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(1)	1,522,036	1,522,036

Total Money Market Mutual Funds
(Cost $1,522,036)		1,522,036

Total Investments
(Cost $25,664,684)	100.08%	31,020,291

Liabilities in Excess of Other Assets	(0.08%)	(26,018)

Net Assets	100.00%	$30,994,273

Westcore International Frontier Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United Kingdom	$9,044,285	29.18%
Australia	4,823,441	15.56%
Germany	2,726,190	8.80%
Japan	2,537,793	8.19%
Sweden	1,645,107	5.31%
United States	1,522,036	4.91%
Austria	1,326,575	4.28%
Greece	1,272,124	4.10%
Singapore	1,252,830	4.04%
Cyprus	1,250,720	4.04%
Italy	945,403	3.05%
Canada	593,051	1.91%
France	434,565	1.40%
Spain	421,381	1.36%
Brazil	363,841	1.17%
Belgium	357,374	1.15%
Poland	302,428	0.98%
China-Hong Kong	201,147	0.65%
Total Investments	31,020,291	100.08%
Liabilities in Excess of Other Assets	(26,018)	(0.08%)
Net Assets	$30,994,273	100.00%

Please note the country classification is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

___________________________________
** Non-income producing security.

(1) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

WESTCORE FLEXIBLE INCOME FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	1.35%
Financial		0.39%
Investment Companies		0.39%
Tortoise Capital Resources Corp.	44,525	$291,194

Total Financial
(Cost $667,875)		291,194

Industrial		0.96%
Autos		0.49%
Dana Holding Corp.**	54,538	371,403

Other Industrial		0.47%
B&G Foods Inc.(1)	22,000	357,940

Total Industrial
(Cost $1,464,261)		729,343

Total Common Stocks
(Cost $2,132,136)		1,020,537

CONVERTIBLE PREFERRED STOCKS	1.52%
Utilities & Energy		1.52%
Energy-Non Utility		1.52%
AES Trust III,
6.750%, 10/15/2029	26,100	1,148,400

Total Utilities & Energy
(Cost $1,140,080)		1,148,400

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,148,400

NONCONVERTIBLE PREFERRED STOCKS	4.38%
Financial		4.38%
Financial Services		0.60%
First Republic Capital Trust II,
Series B, 8.750%(2)	20,000	455,000

Government Sponsored Entity		0.21%
Federal Home Loan Mortgage Corp.,
8.375%**(3)	86,680	156,891

Real Estate Investment Trusts (REITs)		3.57%
Diversified		1.50%
Cousins Properties Inc.:
7.750%	25,000	513,250
7.500%	17,000	332,010
Digital Realty Trust Inc.,
8.500%	11,800	287,920
		1,133,180

Hotels		0.99%
Hospitality Properties Trust,
Series B, 8.875%	25,000	591,250
Host Hotels & Resorts Inc.,
Series E, 8.875%	6,300	157,500
		748,750

Office Property		0.17%
SL Green Realty Corp.,
Series C, 7.625%	5,600	124,152

Warehouse-Industrial		0.91%
CenterPoint Properties Trust,
5.377%(4)	1,500	687,000

Total Financial
(Cost $6,560,178)		3,304,973

Total Nonconvertible Preferred Stocks
(Cost $6,560,178)		3,304,973

	Principal Amount	Market Value
CORPORATE BONDS	77.66%
Financial		13.38%
Financial Services		1.23%
Allied Capital A-2,
8.500%, 6/15/2010(2)(4)	$250,000	250,000
Allied Capital B-2,
9.000%, 6/15/2011(2)(4)	250,000	250,000
Allied Capital C-2,
9.500%, 3/31/2012(2)(4)	250,000	250,000
Allied Capital CMW,
9.500%, 4/1/2012(2)(4)	119,519	119,519
Emigrant Capital Trust II,
3.456%, 4/14/2034(2)(5)	500,000	56,615
Finova Capital Corp.,
7.500%, 11/15/2009	7,200	684
		926,818

Insurance		2.09%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,700,000	1,578,567

Savings & Loans		0.81%
Washington Mutual Bank ,
5.550%, 6/16/2010**(3)	2,000,000	610,000

Real Estate Investment Trusts (REITs)		9.25%
Healthcare		2.95%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	2,350,000	2,232,501

Hotels		2.94%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	2,325,000	2,220,375

Regional Malls		1.36%
WEA Finance LLC / WCI Finance LLC,
5.400%, 10/1/2012(2)	1,000,000	1,028,167

Shopping Centers		1.05%
Kimco Realty Corp.,
6.875%, 10/1/2019	775,000	794,064

Warehouse-Industrial		0.95%
ProLogis,
7.625%, 8/15/2014	700,000	716,381

Total Financial
(Cost $11,391,170)		10,106,873

Industrial		42.84%
Aerospace & Defense		1.34%
L-3 Communications Corp.,
6.125%, 1/15/2014	1,000,000	1,012,500

Airlines		0.62%
American Airlines Pass Through Trust 1999,
Series 99-1, 7.024%, 10/15/2009	265,000	264,337

Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(6)	62,866	49,036
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(6)	19,355	17,032
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(6)	20,465	18,930
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(6)	137,502	118,939
		468,274

Autos		1.69%
Dana Corp., Escrow Units,
1/15/2015**(3)(4)	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009**(3)	1,375,000	17,188
8.250%, 10/15/2033**(3)(4)	1,015,000	–
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011	1,060,000	1,086,499
8.625%, 12/1/2011	167,000	173,263
		1,276,950

Building Materials		1.29%
USG Corp.,
9.750%, 8/1/2014(2)	925,000	971,250

Chemicals		0.29%
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	217,162

Healthcare		2.62%
Medco Health Solutions, Inc.,
6.125%, 3/15/2013	1,825,000	1,978,141

Leisure		8.38%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(2)(3)	3,000,000	97,500
Harrah's Operating Co. Inc:
10.000%, 12/15/2018(2)	1,028,000	822,400
10.000%, 12/15/2018(2)	336,000	268,800
Las Vegas Sands Corp.,
6.375%, 2/15/2015	2,900,000	2,610,000
MGM Mirage Resorts Inc.:
8.500%, 9/15/2010	500,000	498,750
10.375%, 5/15/2014(2)	250,000	268,125
Pinnacle Entertainment Inc.,
8.250%, 3/15/2012	565,000	567,825
Premier Ent. Biloxi,
0.000%, 2/1/2012**(3)(4)	250,000	–
Royal Caribbean Cruises Ltd.,
6.875%, 12/1/2013	1,000,000	937,500
Seneca Gaming Corp.,
7.250%, 5/1/2012	100,000	93,000
Station Casinos Inc.,
6.875%, 3/1/2016**(3)	1,950,000	78,000
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(4)	86,491	89,167
		6,331,067

Metals & Mining		5.97%
Alcoa, Inc.,
6.000%, 7/15/2013	1,000,000	1,045,089
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	1,580,000	1,427,280
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	1,725,000	1,837,527
Novelis Inc.,
7.250%, 2/15/2015	225,000	195,750
		4,505,646

Other Industrial		3.95%
Aramark Corp.,
8.500%, 2/1/2015	2,225,000	2,255,594
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(2)	850,000	727,773
		2,983,367

Packaging & Containers		1.28%
Ball Corp.,
6.625%, 3/15/2018	1,000,000	967,500

Pharmaceuticals		0.92%
Eszopiclone Royalty SUB LLC ,
Series IV, 12.000%, 3/15/2014(2)(4)	812,500	690,625

Retail		2.08%
Amerigas Partners LP,
7.250%, 5/20/2015	1,510,000	1,479,800
Winn-Dixie Stores Inc., Escrow Units**(3)(4)	2,150,000	91,375
		1,571,175

Technology		2.67%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	2,233,000	2,015,283

Telecom & Related		6.45%
Qwest Capital Funding Inc.,
7.900%, 8/15/2010	2,500,000	2,543,750
Qwest Corp.:
7.500%, 6/15/2023	375,000	343,125
6.875%, 9/15/2033	1,726,000	1,406,690
Rogers Wireless Inc.,
7.500%, 3/15/2015	500,000	577,175
		4,870,740

Transportation		3.29%
Burlington Northern Santa Fe Corp.,
5.750%, 3/15/2018	1,000,000	1,088,082
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	1,399,120	1,399,120
		2,487,202

Total Industrial
(Cost $39,090,483)		32,346,882

Utilities & Energy		21.44%
Energy-Non Utility		20.32%
Forest Oil Corp.,
7.250%, 6/15/2019	2,950,000	2,772,999
Kerr-McGee Corp.,
6.950%, 7/1/2024	1,050,000	1,126,814
Pride International Inc.,
7.375%, 7/15/2014	1,075,000	1,107,250

Southwestern Energy Co.,
7.500%, 2/1/2018	1,510,000	1,532,650
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	400,000	450,434
7.000%, 3/15/2027	1,850,000	1,975,399
Transcontinental Gas Pipe Line Co. LLC,
6.400%, 4/15/2016	2,100,000	2,328,627
Valero Energy Corp.,
6.125%, 6/15/2017	2,350,000	2,430,377
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	1,540,000	1,619,390
		15,343,940

Utilities		1.12%
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	100,000	108,123
Portland General Electric Co.,
7.875%, 3/15/2010	100,000	102,475
WPD Holdings Inc.,
7.250%, 12/15/2017(2)	600,000	636,760
		847,358

Total Utilities & Energy
(Cost $15,653,505)		16,191,298

Total Corporate Bonds
(Cost $66,135,158)		58,645,053

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS & COMMERCIAL MORTGAGE-BACKED SECURITIES	6.53%
Asset-Backed Securities		3.97%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C, 5.540%, 4/15/2015	1,850,000	1,608,164
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class B1, 5.850%, 4/7/2018	149,929	144,308
Series 1997-C, Class 2B3, 1.403%, 8/7/2027(5)	1,592,729	1,245,554
Total Asset-Backed Securities
(Cost $3,155,128)		2,998,026

Collateralized Debt Obligations		0.57%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.196%, 2/24/2014(2)(4)(5)(6)	500,000	15,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.900%, 8/28/2012(2)(4)(5)(6)(7)	200,000	28,380
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 5.133%, 12/28/2013(2)(4)(5)(6)	250,000	17,500
Class PS, 6.000%, 12/28/2013(2)(4)(6)(7)	413,450	48,415
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(2)(4)(6)	300,000	18,000
Class PS, 7.667%, 12/28/2013(2)(4)(6)(7)	1,064,633	104,334
Exeter Street Solar, Class E1, 4.033%, 10/28/2014(2)(4)(5)(6)	418,853	20,943
Fairfield Street Solar, Class F, 5.237%, 12/28/2014(2)(4)(5)(6)	1,087,500	32,625
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(2)(6)(7)	100,000	10
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(4)(6)	500,000	107,100
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012(2)(6)(7)	100,000	10
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(2)(6)(7)	150,000	15
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(2)(6)(7)	150,000	15
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(6)(7)	750,000	75
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(2)(6)(7)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(2)(4)(6)(7)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(2)(4)(6)(7)	750,000	75
River North Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(2)(4)(6)(7)	600,000	6,000
Soloso Bank Pref 2005 (Cayman Islands),
0.000%, 10/15/2015**(2)(4)(6)(7)	750,000	75
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(2)(4)(6)(7)	250,000	24,225
Tricadia (Cayman Islands),
Series 2003-1A, Class PS, 0.000%, 12/15/2013(2)(4)(6)(7)	250,000	25
Tricadia (Cayman Islands),
Series 2004-2A, Class C, 4.683%, 12/15/2019(2)(4)(5)	489,810	9,796
Total Collateralized Debt Obligations
(Cost $9,270,765)		432,718

Commercial Mortgage-Backed Securities		1.99%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(2)(6)	1,500,000	1,500,000

Total Commercial Mortgage-Backed Securities
(Cost $1,443,662)		1,500,000

Total Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities
(Cost $13,869,555)		4,930,744

	Shares	Market Value
Money Market Mutual Funds	6.86%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(8)	5,177,111	5,177,111

Total Money Market Mutual Funds
(Cost $5,177,111)		5,177,111

Total Investments
(Cost $95,014,218)	98.30%	74,226,818

Other Assets in Excess of Liabilities	1.70%	1,286,577

Net Assets	100.00%	$75,513,395

Westcore Flexible Income Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$71,446,937	94.62%
Switzerland	1,619,390	2.15%
Canada	727,773	0.96%
Cayman Islands	432,718	0.57%
Total Investments	74,226,818	98.30%
Other Assets in Excess of Liabilities	1,286,577	1.70%
Net Assets	$75,513,395	100.00%

Please note the country classification is based on the domicile of the issuer.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

** Non-income producing security.
(1) Each share is an Enhanced Income Security which consists of one share of Class A common stock and one unit ($7.15 principal amount) of a 12.0% senior subordinated note.

(2) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of September 30, 2009, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 8.52% of the Fund's net assets that are invested in 144A securities.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost Check	Market Value	Market Value as Percentage of Net Assets
Allied Capital A-2	8.500%	6/15/10	9/21/05	$ 250,000	$ 250,000	0.33%
Allied Capital B-2	9.000%	6/15/11	9/21/05	250,000	250,000	0.33%
Allied Capital C-2	9.500%	3/31/12	9/21/05	250,000	250,000	0.33%
Allied Capital CMW	9.500%	4/1/12	9/21/05	119,519	119,519	0.16%
Anthracite Ltd., Series 2004-1A, Class G	3.196%	2/24/14	3/16/04	500,000	15,000	0.02%
Crest Ltd., Series 2003-1A, Class PS	5.900%	8/28/12	4/22/03	146,889	28,380	0.04%
Crest Ltd., Series 2003-2A:
Class E1	5.133%	12/28/13	11/25/03	250,000	17,500	0.02%
Class PS	6.000%	12/28/13	11/25/03	284,152	48,415	0.07%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	285,977	18,000	0.02%
Class PS	7.667%	12/28/13	10/22/04	502,245	104,334	0.14%
Exeter Street Solar, Class E1	4.033%	10/28/14	4/08/04	418,853	20,943	0.03%
Fairfield Street Solar, Class F	5.237%	12/28/14	11/24/04	1,087,500	32,625	0.04%
Crown Castle Towers LLC, Series 2005-1A, Class C	5.074%	6/15/10	02/26/08	1,443,662	1,500,000	1.99%
Emigrant Capital Trust II	3.456%	4/14/34	8/11/04	497,565	56,615	0.07%
Eszoplicone Royalty Sub LLC, Series IV	12.000%	3/15/14	7/29/05	812,500	690,625	0.92%
First Republic Capital Trust II, Series B	8.750%	-	1/30/04	530,000	455,000	0.60%
Fontainbleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07	2,687,462	97,500	0.13%
Harrahs Operating Co. Inc.	10.000%	12/15/18	4/9/08 - 5/6/08	1,258,030	822,400	1.09%
Harrahs Operating Co. Inc.	10.000%	12/15/18	4/9/08 - 12/26/08	408,934	268,800	0.36%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03	99,958	108,123	0.14%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	100,000	10	0.00%
MGM Mirage Resorts Inc.	10.375%	5/15/14	5/14/09	243,361	268,125	0.36%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	468,616	107,100	0.14%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	100,000	10	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	150,000	15	0.00%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	150,000	15	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	765,450	75	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	50	0.00%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	484,434	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd., Series 2005-1A, Class SUB	-%	2/6/14	12/22/04	600,000	6,000	0.01%
Soloso Bank Pref 2005	-%	10/15/15	8/3/05	744,653	75	0.00%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	24,225	0.03%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	86,491	89,167	0.12%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	242,187	25	0.00%
Tricadia, Series 2004-2A, Class C	4.683%	12/15/19	10/8/04	489,810	9,796	0.01%
USG Corp.	9.750%	8/1/14	7/30/09	907,737	971,250	1.29%
WEA Finance LLC / WCI Finance LLC	5.400%	10/1/12	4/22/09	888,532	1,028,167	1.36%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	7/20/09 - 8/3/09	666,800	727,773	0.96%
WPD Holdings Inc.	7.250%	12/15/17	10/15/03 - 11/4/03	574,910	636,760	0.84%
				$ 21,246,227	$ 9,022,542	11.95%
(3) Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(4) This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2009 these securities represented 3.79% of the Fund's net assets.
(5) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(6) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(7) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(8) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

WESTCORE PLUS BOND FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS	0.03%
Industrial		0.03%
Autos		0.03%
Dana Holding Corp.**	67,123	$457,108

Total Industrial
(Cost $1,403,828)		457,108

Total Common Stocks
(Cost $1,403,828)		457,108

NONCONVERTIBLE PREFERRED STOCKS	0.37%
Financial		0.32%
Financial Services		0.12%
First Tennessee Bank ,
13.536%(1)(2)	1,500	755,625
Goldman Sachs,
6.200%	40,000	1,006,400
		1,762,025

Government Sponsored Entity		0.06%
Federal Home Loan Mortgage Corp.,
8.375%**(4)	433,796	785,171

Real Estate Investment Trusts (REITs)		0.14%
Apartments		0.01%
Cousins Properties Inc.,
7.500%	10,300	201,159

Warehouse-Industrial		0.13%
CenterPoint Properties Trust,
5.377%(5)	3,900	1,786,199

Total Financial
(Cost $17,638,299)		4,534,554

Utilities & Energy		0.05%
Utilities		0.05%
Southern California Edison,
5.349%	9,400	771,388

Total Utilities & Energy
(Cost $940,000)		771,388

Total Nonconvertible Preferred Stocks
(Cost $18,578,299)		5,305,942

	Principal Amount	Market Value
CORPORATE BONDS	43.93%
Basic Materials		1.00%
Chemicals		1.00%
Potash Corp. of Saskatchewan Inc. (Canada):
6.500%, 5/15/2019	$7,625,000	8,563,203
4.875%, 3/30/2020	5,700,000	5,706,914
		14,270,117

Total Basic Materials
(Cost $14,109,113)		14,270,117

Financial		9.97%
Financial Services		3.34%
Allied Capital A-2,
8.500%, 6/15/2010(2)(5)	1,000,000	1,000,000
Allied Capital B-2,
9.000%, 6/15/2011(2)(5)	1,000,000	1,000,000
Allied Capital C-2,
9.500%, 3/31/2012(2)(5)	1,000,000	1,000,000
Allied Capital CMW,
9.500%, 4/1/2012(2)(5)	478,075	478,075
BB&T Corp.:
3.375%, 9/25/2013	8,625,000	8,670,704
6.850%, 4/30/2019	4,150,000	4,650,473
Charles Schwab Corp.,
8.050%, 3/1/2010	210,000	216,155
Emigrant Capital Trust II,
3.456%, 4/14/2034(1)(2)	850,000	96,246
FIA Card Services NA,
6.625%, 6/15/2012	4,800,000	5,150,050
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	16,903
FMR Corp.,
7.490%, 6/15/2019(2)	5,000,000	5,668,710
Manufacturers & Traders Trust Co.,
2.097%, 4/1/2013(1)(2)	526,000	462,284
PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	14,671,712
Union Bank of California,
5.950%, 5/11/2016	3,000,000	2,988,069
USAA Capital Corp.,
Series MTNB, 4.640%, 12/15/2009(2)	1,500,000	1,504,125
		47,573,506

Insurance		0.76%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,388,205
Fund American Companies Inc.,
5.875%, 5/15/2013	4,375,000	4,183,782
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	1,238,441	1,148,172
Zurich Reinsurance,
7.125%, 10/15/2023	200,000	185,714
		10,905,873

Savings & Loans		0.26%
Washington Mutual Bank:
2.969%, 6/16/2010**(4)	5,000,000	1,525,000
5.550%, 6/16/2010**(4)	7,100,000	2,165,500
		3,690,500

Real Estate Investment Trusts (REITs)		5.61%
Apartments		0.04%
United Dominion Realty Trust,
Series MTNE, 3.900%, 3/15/2010	625,000	624,817

Diversified		0.63%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	952,767
Prime Property Funding,
5.600%, 6/15/2011(2)	2,410,000	2,177,541
Vornado Realty LP,
4.750%, 12/1/2010	2,101,000	2,121,079
Washington REIT,
5.250%, 1/15/2014	3,850,000	3,703,142
		8,954,529

Healthcare		0.39%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	375,000	392,663
5.125%, 4/1/2014	3,125,000	2,944,350
Nationwide Health,
6.000%, 5/20/2015	2,000,000	1,830,250
Senior Housing Properties Trust,
8.625%, 1/15/2012	325,000	333,125
		5,500,388

Hotels		0.21%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	3,075,000	2,936,625

Office Property		0.03%
Boston Properties LP,
5.000%, 6/1/2015	375,000	367,712

Regional Malls		1.89%
Simon Property Group:
5.250%, 12/1/2016	8,950,000	8,839,342
7.375%, 6/15/2018	2,868,000	3,134,822
WEA Finance LLC / WT Finance Property Ltd., (Australia),
7.500%, 6/2/2014(2)	8,420,000	9,084,978
Westfield Capital (Australia),
5.700%, 10/1/2016(2)	6,000,000	5,821,962
		26,881,104

Restaurants		0.06%
Trustreet Properties Inc.,
7.500%, 4/1/2015	850,000	907,649

Shopping Centers		1.23%
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,805,805
5.783%, 3/15/2016	2,000,000	1,969,008
6.875%, 10/1/2019	11,160,000	11,434,524
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	1,873,001
6.640%, 7/15/2026	545,000	426,079
		17,508,417

Timber		0.17%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,472,835

Warehouse-Industrial		0.96%
Prologis Trust:
5.500%, 4/1/2012	4,375,000	4,325,405
7.625%, 8/15/2014	7,175,000	7,342,909
7.810%, 2/1/2015	1,000,000	983,320
7.625%, 7/1/2017	1,100,000	1,068,009
		13,719,643

Total Financial
(Cost $150,408,422)		142,043,598

Industrial		19.80%
Aerospace & Defense		0.74%
L-3 Communications Corp.:
6.125%, 7/15/2013	2,750,000	2,798,125
6.125%, 1/15/2014	2,970,000	3,007,125
5.875%, 1/15/2015	1,325,000	1,325,000
5.200%, 10/15/2019	3,400,000	3,417,000
		10,547,250

Airlines		0.13%
Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022	1,822,999	1,822,999

Autos		1.15%
American Honda Finance Corp.,
5.125%, 12/15/2010(2)	3,600,000	3,701,074
BMW US Capital Inc.,
5.730%, 11/1/2015(2)(5)	12,000,000	12,626,880
Dana Corp., Escrow Units,
1/15/2015**(4)(5)	1,600,000	–
Delphi Corp.,
6.500%, 5/1/2009**(4)	1,000,000	12,500
		16,340,454

Beverages		2.96%
Bottling Group LLC,
6.950%, 3/15/2014	10,000,000	11,670,399
The Coca-Cola Co.,
5.350%, 11/15/2017	15,950,000	17,445,631
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	10,512,385
PepsiCo, Inc.,
5.000%, 6/1/2018	2,440,000	2,616,551
		42,244,966

Brewery		0.95%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	175,000	181,223
5.050%, 10/15/2016	8,030,000	8,298,949
5.500%, 1/15/2018	4,900,000	5,018,957
		13,499,129

Cable & Media		0.84%
AT&T Broadband Corp.,
8.375%, 3/15/2013	1,085,000	1,261,326
Cox Communications Inc.,
7.250%, 11/15/2015	3,000,000	3,416,388
Cox Enterprises Inc.,
7.875%, 9/15/2010(2)	3,000,000	3,139,275
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,035,291
The Walt Disney Co.,
4.700%, 12/1/2012	1,000,000	1,079,913
		11,932,193

Chemicals		0.08%
Dow Chemical Co.,
6.125%, 2/1/2011	350,000	365,043
PPG Industries Inc.,
6.875%, 2/15/2012	688,000	732,570
		1,097,613

Consumer Goods		0.82%
The Procter & Gamble Co.,
4.600%, 1/15/2014	10,864,000	11,687,068

Healthcare		0.85%
Baxter FinCo BV (Netherlands),
4.750%, 10/15/2010	1,175,000	1,221,816
Medco Health Solutions Inc.,
6.125%, 3/15/2013	10,075,000	10,920,423
		12,142,239

Leisure		0.35%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(2)(4)	8,220,000	267,150

Harrah's Operating Co. Inc:
10.000%, 12/15/2018(2)	2,846,000	2,276,800
10.000%, 12/15/2018(2)	933,000	746,400
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,230,000
Station Casinos Inc.,
6.875%, 3/1/2016**(4)	2,900,000	116,000
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(5)	367,586	378,960
		5,015,310

Metals & Mining		1.32%
BHP Billiton Finance (Australia),
5.000%, 12/15/2010	10,835,000	11,215,363
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	6,700,000	7,137,061
Sweetwater Investors LLC,
5.875%, 5/15/2014(2)	414,612	390,489
		18,742,913

Other Industrial		1.86%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,624,156
BAE Systems Holdings Inc.,
4.750%, 8/15/2010(2)	1,775,000	1,805,134
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	8,313,257
Science Applications:
6.250%, 7/1/2012	2,700,000	2,966,990
5.500%, 7/1/2033	1,225,000	1,109,173
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(2)	8,825,000	7,555,991
WM Wrigley Jr Co.,
4.650%, 7/15/2015	1,125,000	1,088,438
		26,463,139

Paper & Packaging		0.39%
Ball Corp.,
6.625%, 3/15/2018	5,683,000	5,498,303

Pharmaceuticals		2.37%
Abbott Laboratories,
5.150%, 11/30/2012	10,125,000	11,066,767
Eli Lilly & Co.,
5.500%, 3/15/2027	10,000,000	10,794,110
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(2)(5)	812,500	690,625
GlaxoSmithKline Capital Inc.,
4.850%, 5/15/2013	10,375,000	11,159,183
		33,710,685

Retail		1.98%
Amerigas Partners,
7.250%, 5/20/2015	1,250,000	1,225,000
Costco Wholesale Corp.,
5.500%, 3/15/2017	2,800,000	3,067,058
CVS/Caremark Corp.,
5.750%, 6/1/2017	2,000,000	2,144,778
Tesco PLC (United Kingdom),
5.500%, 11/15/2017(2)	5,000,000	5,222,345
Wal-Mart Stores Inc.:
4.250%, 4/15/2013	3,850,000	4,107,573
7.250%, 6/1/2013	4,000,000	4,673,152
5.800%, 2/15/2018	6,900,000	7,763,700
		28,203,606

Technology		1.10%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	645,000	582,113
Dell Inc.,
3.375%, 6/15/2012	1,200,000	1,244,366
Oracle Corp.,
3.750%, 7/8/2014	13,345,000	13,884,538
		15,711,017

Telecom & Related		0.77%
AT&T Inc.,
6.700%, 11/15/2013	9,590,000	10,876,911
Verizon Global,
4.375%, 6/1/2013	125,000	131,614
		11,008,525

Transportation		1.14%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,525,000	12,540,145
4.575%, 1/15/2021	1,363,028	1,375,598
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,701,965
Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(3)	670,372	677,076
		16,294,784

Total Industrial
(Cost $280,808,311)		281,962,193

Utilities & Energy		13.16%
Energy-Non Utility		9.16%
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	12,000,000	12,381,947
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,113,078
ConocoPhillips,
8.750%, 5/25/2010	11,000,000	11,614,074
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	1,564,000	1,788,537
5.650%, 4/15/2020	1,225,000	1,307,117
Devon Energy Corp.,
5.625%, 1/15/2014	12,430,000	13,380,646
Duke Energy Carolinas LLC,
5.300%, 10/1/2015	10,150,000	11,077,821
Forest Oil Corp.,
7.250%, 6/15/2019	9,825,000	9,235,500
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	4,829,202
Northern Border Partners LP:
Series A, 8.875%, 6/15/2010	1,000,000	1,052,170
7.100%, 3/15/2011	1,000,000	1,056,431
Northern Natural Gas Co.,
5.375%, 10/31/2012(2)	350,000	376,816
Pride International Inc.,
7.375%, 7/15/2014	10,430,000	10,742,900
Southwestern Energy Co.,
7.500%, 2/1/2018	10,520,000	10,677,800
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	80,084
7.000%, 10/15/2028	9,775,000	10,466,972
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,348,281
Valero Energy Corp.,
6.125%, 6/15/2017	3,175,000	3,283,595
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	8,485,000	8,922,419
XTO Energy Inc.,
4.625%, 6/15/2013	10,400,000	10,771,322
		130,506,712

Utilities		4.00%
Centerpoint Energy Inc.,
Series B, 7.250%, 9/1/2010	2,350,000	2,413,455
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	5,275,000	5,760,896
FPL Group Capital Inc.:
5.625%, 9/1/2011	3,175,000	3,403,044
6.350%, 10/1/2066(1)	3,900,000	3,514,789
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	896,255
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	400,000	432,492
Midamerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	218,092
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	9,936,366
Series R, 6.750%, 7/1/2037	2,850,000	3,160,824
Oncor Electric Delivery Co.,
7.000%, 9/1/2022	10,577,000	12,102,700
Pacific Gas & Electric,
4.800%, 3/1/2014	700,000	747,443
Pacificorp,
6.900%, 11/15/2011	2,107,000	2,336,739
Portland General Electric,
7.875%, 3/15/2010	200,000	204,951
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,271,551
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	3,938,423
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(2)	249,740	229,545
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(2)	218,996	205,366
Westar Energy Inc.,
5.100%, 7/15/2020	3,265,000	3,243,369
WPD Holdings,
7.250%, 12/15/2017(2)	875,000	928,609
		56,944,909

Total Utilities & Energy
(Cost $181,021,320)		187,451,621

Total Corporate Bonds
(Cost $626,347,166)		625,727,529

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES, & AGENCY MORTGAGE BACKED SECURITIES	33.02%
Asset-Backed Securities		3.15%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 4/6/2012	1,625,550	1,640,994
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 1/18/2011	332,648	334,275
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	4,828,010	5,080,940
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 6/1/2031(2)	110,230	110,230
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(3)	212,124	222,633
Harley-Davidson Motorcycle Trust:
Series 2007-1, Class B, 5.370%, 1/15/2011(3)	1,000,000	977,995
Series 2007-1, Class C, 5.540%, 4/15/2015	3,500,000	3,042,473
Honda Auto Receivables Owner Trust,
Series 2007-2, Class A3, 5.460%, 5/23/2011	5,010,027	5,092,406
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	8,175,000	8,185,039
John Deere Owner Trust,
Series 2008-A, Class A3, 4.400%, 4/15/2011(3)	10,150,000	10,298,586
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(3)	319,097	280,455
Mercedes-Benz Auto Receivables Trust 2009-12 A3,
1.670%, 1/15/2014(5)	4,125,000	4,124,897
Vanderbilt Mortgage and Finance Inc.:
Series 1997-B, Class 2B3, 1.404%, 7/7/2013(1)	3,583,067	2,882,972
Series 1997-C, Class 2B3, 1.403%, 8/7/2027(1)	3,046,891	2,382,745
Series 2002-B, Class B1, 5.850%, 4/7/2018	219,895	211,652
Total Asset-Backed Securities
(Cost $44,488,649)		44,868,292

Collateralized Debt Obligations		0.03%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.196%, 2/24/2014(1)(2)(3)(5)	500,000	15,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 5.900%, 8/28/2012(2)(3)(5)(6)	800,000	113,520
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(2)(3)(5)(6)	620,174	72,622
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(2)(3)(5)	750,000	45,000
Fairfield Street Solar, Class F, 5.237%, 12/28/2014(1)(2)(3)(5)	1,000,000	30,000
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(2)(3)(6)	150,000	15
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(5)	600,000	128,521
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012(2)(3)(6)	250,000	25
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(2)(3)(6)	350,000	35
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Mezzanine Note, 1.893%, 9/24/2033(1)(2)(5)	500,000	50,635
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(2)(3)(6)	350,000	35
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(3)(6)	500,000	50
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014**(2)(3)(6)	500,000	50
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(2)(3)(6)	500,000	50
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014**(2)(3)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands):
Series 2005-1, 0.000%, 3/15/2015**(2)(3)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(2)(3)(5)(6)	800,000	8,000
Soloso Bank Pref (Cayman Islands),
0.000%, 10/15/2015**(2)(3)(5)(6)	750,000	75
TIAA Real Estate Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013(2)(3)(5)(6)	250,000	24,225
Tricadia (Cayman Islands):
Series 2003-1, Class PS, 0.000%, 12/15/2013(2)(3)(5)(6)	250,000	25
Tricadia (Cayman Islands):
Series 2004-2A, Class C, 4.683%, 12/15/2019(1)(2)(5)	489,810	9,796
Total Collateralized Debt Obligations
(Cost $10,664,446)		497,804

Commercial Mortgage-Backed Securities		1.82%
Crown Castle Towers LLC:
Series 2005-1A, Class C, 5.074%, 6/15/2010(2)(3)	8,500,000	8,500,000
Series 2006-1A, Class B, 5.362%, 11/15/2036(2)(5)	7,635,000	7,630,266
Series 2006-1A, Class C, 5.470%, 11/15/2036(2)	1,920,000	1,910,400
SBA CMBS Trust:
Series 2006-1A, Class A, 5.314%, 11/15/2036(2)	4,570,000	4,547,150
Series 2006-1A, Class C, 5.559%, 11/15/2036(2)	3,300,000	3,267,000
Total Commercial Mortgage-Backed Securities
(Cost $25,614,996)		25,854,816

Residential Mortgage-Backed Securities		0.48%
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	500,000	299,489
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	1,000,000	641,513
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	316,996	254,721
Series 2005-8, Class A14, 5.500%, 9/25/2035	1,000,000	481,968
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	833,000	539,836
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.904%, 10/25/2033(1)	172,519	166,895

Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(1)(3)	236,515	227,252
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 3.546%, 4/25/2034(1)	122,461	116,472
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 3.574%, 4/25/2033(1)	45,128	24,503
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.710%, 12/25/2033(1)	597,427	575,238
Series 2004-O, Class A1, 4.897%, 8/25/2034(1)	3,381,433	3,272,317
Series 2004-E, Class A1, 4.854%, 11/25/2039(1)	223,139	214,670
Total Residential Mortgage-Backed Securities
(Cost $8,429,357)		6,814,874

Agency Mortgage-Backed Securities		27.54%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024	157,088	167,108
Pool #781804, 5.054%, 7/1/2034(1)	1,922,295	2,016,881
Pool #781811, 5.131%, 7/1/2034(1)	867,310	912,420
Pool #781958, 5.077%, 9/1/2034(1)	2,446,146	2,569,481
Gold Pool #G08061, 5.500%, 6/1/2035	1,192,198	1,252,615
Pool #G08079 Series 2005, 5.000%, 9/1/2035	19,187,380	19,898,714
Gold Pool #G01960, 5.000%, 12/1/2035	6,228,244	6,459,144
Gold Pool #A41748, 5.000%, 1/1/2036	8,228,302	8,533,349
Gold Pool #A42128, 5.500%, 1/1/2036	11,053,845	11,614,021
Gold Pool #G02064, 5.000%, 2/1/2036	9,837,962	10,202,685
Pool #G05200 Series 2009, 5.000%, 5/1/2036	24,892,051	25,814,874
Pool #1G1317, 5.965%, 11/1/2036(1)	16,108,407	17,081,419
Gold Pool #G02386, 6.000%, 11/1/2036	20,247,993	21,435,659
Gold Pool #G03189, 6.500%, 9/1/2037	32,935,113	35,157,739
FNMA:
Series 2009, 4.000%, 5/25/2024	31,053,050	31,648,337
Pool #703703, 5.056%, 1/1/2033(1)	62,414	64,420
Pool #555717, 4.339%, 8/1/2033(1)	229,877	234,204
Pool #779610, 4.952%, 6/1/2034(1)	336,249	352,579
Pool #725705, 5.000%, 8/1/2034	2,596,221	2,695,791
Pool #809894, 4.862%, 3/1/2035(1)	1,500,254	1,571,228

Pool #809893, 5.059%, 3/1/2035(1)	1,481,897	1,558,113
Pool #255706, 5.500%, 5/1/2035	14,224,823	14,941,256
Pool #836496, 5.000%, 10/1/2035	12,261,554	12,712,289
Pool #735897, 5.500%, 10/1/2035	7,714,984	8,103,549
Pool #850582, 5.500%, 1/1/2036	4,400,409	4,622,035
Pool #845471, 5.000%, 5/1/2036	1,418,573	1,459,859
Pool #190377, 5.000%, 11/1/2036	15,626,804	16,201,245
Pool #256526, 6.000%, 12/1/2036	27,160,511	28,630,574
Pool #888405, 5.000%, 12/1/2036	3,743,883	3,881,508
Pool #907772, 6.000%, 12/1/2036	9,720,234	10,246,341
Pool #910881, 5.000%, 2/1/2037	12,641,710	13,009,634
Series 2008, 6.000%, 2/1/2038	19,457,957	20,574,961
Series 2008, 5.500%, 4/1/2038	41,331,099	43,302,924
GNMA:
Pool #550656, 5.000%, 9/15/2035	1,872,093	1,947,387
Pool #609003, 5.000%, 8/15/2036	7,545,168	7,833,303
Pool #658056, 5.000%, 8/15/2036	3,206,019	3,328,450
Pool #658568, 5.000%, 8/15/2036	246,128	255,527
Total Agency Mortgage-Backed Securities
(Cost $373,961,867)		392,291,623

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities, & Agency Mortgage Backed Securities
(Cost $463,159,315)		470,327,409

U.S. Government & Agency Obligations	4.90%
FDIC Guaranteed:
The Goldman Sachs Group Inc.,
3.250%, 6/15/2012	3,090,000	3,227,252
FHLMC,
4.750%, 11/17/2015	60,825,000	66,565,420
FNMA,
8.200%, 3/10/2016	55,000	70,610
Total U.S. Government & Agency Obligations
(Cost $66,415,891)		69,863,282

U.S. Treasury Bonds & Notes	16.30%
U.S. Treasury Bonds:
3.750%, 11/15/2018	29,000,000	30,026,339
6.000%, 2/15/2026	13,000,000	16,144,388
5.500%, 8/15/2028	14,000,000	16,712,514
4.375%, 2/15/2038	13,500,000	14,231,957
U.S. Treasury Notes:
4.500%, 2/28/2011	31,000,000	32,708,658
1.375%, 4/15/2012	35,000,000	35,169,540
1.875%, 6/15/2012	60,525,000	61,503,810
3.250%, 5/31/2016	25,000,000	25,625,025
Total U.S. Treasury Bonds & Notes
(Cost $227,335,423)		232,122,231

	Shares	Market Value
Money Market Mutual Funds	0.05%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.100%)(7)	759,800	759,800

Total Money Market Mutual Funds
(Cost $759,800)		759,800

Total Investments
(Cost $1,403,999,722)	98.60%	1,404,563,301

Other Assets in Excess of Liabilities	1.40%	19,880,302

Net Assets	100.00%	$1,424,443,603

Westcore Plus Bond Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$1,317,856,175	92.52%
Australia	26,122,302	1.83%
Canada	21,826,108	1.53%
United Kingdom	17,604,292	1.24%
Netherlands	11,734,201	0.82%
Switzerland	8,922,419	0.63%
Cayman Islands	497,804	0.03%
Total Investments	1,404,563,301	98.60%
Other Assets in Excess of Liabilities	19,880,302	1.40%
Net Assets	$1,424,443,603	100.00%

Please note the country classification is based on the domicile of the issuer.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another: Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

** Non-income producing security.
(1) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2) This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that as of September 30, 2009, the Adviser, under supervision of the Board of Trustees, has determined a liquid trading market exists for 5.48% of the Fund's net assets that are invested in 144A securities.
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Allied Capital A-2	8.500%	6/15/10	9/21/05	$ 1,000,000	$ 1,000,000	0.07%
Allied Capital B-2	9.000%	6/15/11	9/21/05	1,000,000	1,000,000	0.07%
Allied Capital C-2	9.500%	3/31/12	9/21/05	1,000,000	1,000,000	0.07%
Allied Capital CMW	9.500%	4/1/12	9/21/05	478,075	478,075	0.03%
American Honda Finance Corp.	5.125%	12/15/10	12/12/05	3,598,689	3,701,074	0.26%
Anthracite Ltd., Series 2004-1A, Class G	3.196%	2/24/14	3/16/04	500,000	15,000	0.00%
BAE Systems Holdings Inc.	4.750%	8/15/10	7/20/05 - 12/15/05	1,771,954	1,805,134	0.13%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	12,626,880	0.89%
Community Reinvestment Revenue Notes, Series 2006-18, Class A2	5.730%	6/1/31	6/13/06	110,230	110,230	0.01%
Cox Enterprises Inc.	7.875%	9/15/10	8/19/04 - 8/2/05	3,064,179	3,139,275	0.22%
Crest Ltd. Series 2003-1A, Class PS	5.900%	8/28/12	4/22/03	589,261	113,520	0.01%
Crest Ltd. Series 2003-2A, Class PS	6.000%	12/28/13	11/25/03	426,225	72,622	0.00%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	714,944	45,000	0.00%
Fairfield Street Solar, Class F	5.237%	12/28/14	11/24/04	1,000,000	30,000	0.00%
Crown Castle Towers LLC, Series 2005-1A, Class C	5.074%	6/15/10	2/26/08	8,180,749	8,500,000	0.60%
Crown Castle Towers LLC, Series 2006-1A, Class B	5.362%	11/15/36	8/25/09 - 9/1/09	7,634,289	7,630,266	0.53%
Crown Castle Towers LLC, Series 2006-1A, Class C	5.470%	11/15/36	8/25/09	1,908,916	1,910,400	0.13%
Emigrant Capital Trust II	3.456%	4/14/34	8/11/04	845,860	96,246	0.01%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	812,500	690,625	0.05%
First Tennessee Bank	13.536%	-	3/16/05	1,500,000	755,625	0.05%
FMR Corp.	7.490%	6/1519	3/6/07	5,769,634	5,668,710	0.40%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	9/12/07 - 11/8/07	7,404,862	267,150	0.02%
Harrah's Operating Co. Inc	10.000%	12/15/18	4/9/08 - 9/19/08	3,117,059	2,276,800	0.16%
Harrah's Operating Co. Inc	10.000%	12/15/18	4/9/08 - 12/26/08	1,013,486	746,400	0.05%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03 - 2/6/06	401,732	432,492	0.03%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	150,000	15	0.00%
Manufacturers & Traders Trust Co.	2.097%	4/1/13	3/25/03 - 7/15/05	523,693	462,284	0.03%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	319,092	280,455	0.02%
Northern Natural Gas Co.	5.375%	10/31/12	10/9/02	349,816	376,816	0.03%
N-Star Real Estate Ltd, Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	562,339	128,521	0.01%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	250,000	25	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	350,000	35	0.00%
Preferred Term Securities XI B-3 Ltd.	1.893%	9/24/33	6/2/05	502,865	50,635	0.00%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	350,000	35	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	507,724	50	0.00%
Preferred Term Securities XIII Ltd.	-%	3/24/14	3/9/04	500,000	50	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	50	0.00%
Prime Property Funding	5.600%	6/15/11	11/2/05 - 12/15/05	2,419,143	2,177,541	0.15%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	484,439	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd, Series 2005-1A, Class SUB	-%	2/6/14	12/22/04	800,000	8,000	0.00%
SBA CMBS Trust, Series 2006-1A:
Class A	5.314%	11/15/36	10/30/06 - 5/3/07	4,575,704	4,547,150	0.32%
Class C	5.559%	11/15/36	10/30/06 - 11/1/06	3,315,338	3,267,000	0.23%
Soloso Bank Pref	-%	10/15/15	8/3/05	744,648	75	0.00%
Sweetwater Investors LLC	5.875%	5/15/14	5/31/05 - 12/15/05	416,210	390,489	0.03%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03 - 11/9/05	252,207	229,545	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/24	4/29/04 - 1/19/05	218,867	205,366	0.01%
Tesco PLC	5.500%	11/15/17	10/29/07	4,982,091	5,222,345	0.37%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	24,225	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	367,586	378,960	0.03%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	242,191	25	0.00%
Tricadia, Series 2004-2A, Class C	4.683%	12/15/19	10/8/04	489,810	9,796	0.00%
USAA Capital Corp., Series MTNB	4.640%	12/15/09	12/15/05	1,495,984	1,504,125	0.10%
WEA Finance LLC / WT Finance Aust Property Ltd.	7.500%	6/2/14	5/26/09	8,338,875	9,084,978	0.64%
Westfield Capital	5.700%	10/1/16	9/21/06	5,989,673	5,821,962	0.41%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06 - 7/20/09	7,757,697	7,555,991	0.53%
WPD Holdings	7.250%	12/15/17	10/15/03 - 6/30/06	857,252	928,609	0.07%
				$ 115,455,888	$ 96,766,802	6.79%

(3) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(4) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(5) This security has been valued in good faith by or under the direction of the Board of Trustees. As of September 30, 2009 these securities represented 2.19% of the Fund's net assets.
(6) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.
(7) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF SEPTEMBER 30, 2009 (Unaudited)
	Principal Amount	Market Value
Certificates of Participation		14.28%
Adams 12 Five Star Schools, Certificate of Participation,
4.500%, 12/1/2027, Optional 12/1/2018 @ 100.00	$600,000	$616,290
Adams County, Certificate of Participation,
5.000%, 12/1/2025, Optional 12/1/2018 @ 100.00	1,200,000	1,298,831
Auraria Higher Education Center, Certificate of Participation,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	499,000	551,400
City of Aurora, Certificate of Participation,
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,081,000
City of Thornton, Certificate of Participation,
4.000%, 12/1/2022, AMBAC	250,000	247,968
Colorado State, Certificate of Participation, University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015 @ 100.00, MBIA	700,000	771,862
Denver City & County, Certificate of Participation, Denver Botanic Garden,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	700,656
Eagle County, Certificate of Participation, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	562,180
El Paso County, Certificates of Participation, Detention Facility Project:
5.375%, 12/1/2019, Optional 12/1/2012 @ 100.00, AMBAC	500,000	524,550
5.375%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	1,000,000	1,046,970
Fort Collins, Certificates of Participation,
5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,081,200
Garfield County Public Library District, Certificate of Participation,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	702,790
Northern Colorado Water Conservancy District, Certificate of Participation,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, MBIA	510,000	552,101
Pueblo Co., Certificate of Participation, Police Complex Project,
5.500%, 8/15/2018, Assured Guaranty	500,000	566,235
Regional Transportation District, Certificates of Participation:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	638,687
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,056,830
5.000%, 11/1/2024, Prerefunded 11/1/2013 @ 100.00	1,000,000	1,147,999
University of Colorado Certificate of Participation,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	168,263

Total Certificates of Participation
(Cost $12,704,516)		13,315,812

General Obligation Bonds		30.23%
County-City-Special District- School District		30.23%
Adams & Arapahoe Counties Joint School District 28J:
5.350%, 12/1/2015, Escrowed to Maturity	260,000	313,547
6.250%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,250,000	1,503,099
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,200,489
Adams County School District 12, Series A,
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA	500,000	546,850
Arapahoe County School District 5,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,127,060
Arapahoe County School District No 6 Littleton,
5.250%, 12/1/2021, Optional 12/1/2012 @ 100.00, MBIA-RE FGIC	500,000	540,190
Arapahoe Park & Recreation District,
5.250%, 12/1/2022, Optional 12/1/2012 @ 100.00, NAT'L-RE FGIC	750,000	779,070

Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	125,000	131,138
Boulder County Open Space Capital Improvement Tr Fd,
5.400%, 8/15/2015, Prerefunded 8/15/2010 @ 100.00	500,000	521,690
Cherry Creek North Business Improvement District No 1,
5.000%, 12/1/2028, Optional 12/1/2019 @ 100.00	875,000	927,885
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	250,000	272,670
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	839,558
City & County of Denver, School District No. 1, Series A,
5.500%, 12/1/2022, FGIC	500,000	623,280
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, FSA	125,000	133,351
Denver City & County School District No 1,
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00(1)	1,500,000	1,729,379
Denver West Metropolitan District:
4.050%, 12/1/2013	500,000	513,455
4.250%, 12/1/2016, Optional 12/1/2015 @ 100.00	140,000	131,890
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, MBIA	500,000	549,565
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA	1,000,000	1,099,130
Eagle Bend, Metropolitan District 2,
4.500%, 12/1/2025, Optional 12/1/2015 @ 100.00, RADIAN	400,000	348,580
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/1/2015, Optional, Unrefunded portion,12/1/2009 @ 101.00, FGIC	290,000	294,452
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, FSA	1,000,000	1,088,240
El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, MBIA	250,000	262,293
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, MBIA	250,000	264,320
El Paso County School District 12,
5.000%, 9/15/2013, Optional 9/15/2012 @ 100.00	1,000,000	1,107,150
El Paso County School District 20,
zero coupon, 12/15/2013	500,000	458,815
Evergreen Park & Recreation District,
5.250%, 12/1/2017, Prerefunded 12/1/2010 @ 100.00, AMBAC	115,000	121,464
Fraser Valley, Metropolitan Recreation District,
5.000%, 12/1/2025, Optional 12/1/2017 @ 100.00	500,000	542,080
Garfield County, Garfield School District Re-2:
4.750%, 12/1/2025	1,000,000	1,070,630
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, FSA	250,000	271,403
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, FSA	500,000	546,990
Gunnison Watershed School District No Re 1J,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,142,770
Jefferson County School District R-1:
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA	1,000,000	1,084,970
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, FSA	500,000	558,910
La Plata County School District 9-R,
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, MBIA	125,000	140,911
Larimer County, Poudre School District R-1,
6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	1,000,000	1,066,410
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	252,010
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	525,000	581,669
5.000%, 12/1/2022, Optional 12/1/2013 @ 100.00, MBIA	300,000	331,317
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, MBIA	1,000,000	1,095,840
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded 12/1/2010 @ 100.00, AMBAC	340,000	359,111

Pitkin County School District No. 001, Aspen:
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	150,000	163,808
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	262,460
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, FGIC	165,000	173,918
Rio Blanco County School District No Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	661,969
Summit County School District Re-1,
5.000%, 12/1/2023, Optional 12/1/2014	200,000	218,168
Weld & Adams County School District Re-3,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, MBIA	200,000	234,196

Total General Obligation Bonds
(Cost $26,330,121)		28,188,150

Revenue Bonds		47.66%
Airports		1.62%
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,097,420
Walker Field CO Public Airport Authority,
5.000%, 12/1/2022, Optional 12/1/2017	500,000	411,130
		1,508,550

General		2.11%
Boulder County Open Space Capital Improvement Tr Fd,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,119,510
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/1/2017, Average Life 9/1/2014	250,000	229,348
Town of Castle Rock Co., Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, Assured Guaranty	500,000	618,305
		1,967,163

Higher Education		7.71%
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,
4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	500,000	511,925
Colorado Educational & Cultural Facilities Authority, Academy Charter School,
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	390,589
Colorado Educational & Cultural Facilities Authority, University of Denver,
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	319,527
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, AMBAC	85,000	88,808
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	474,886
Colorado State Board of Governors ,
5.250%, 3/1/2024, Optional 3/1/2017, FGIC	500,000	556,285
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	591,225
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	660,000	696,266
Fort Lewis College Board,
4.625%, 10/1/2026, Optional 10/17/2017 @ 100.00, FGIC	500,000	514,635
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Optional 11/15/2017 @ 100.00	250,000	298,270
University of Colorado Enterprise Systems Revenue Series A:
5.100%, 6/1/2016, Optional 6/1/2011 @ 100.00	150,000	156,731
5.375%, 6/1/2026, Optional 6/1/2011 @ 100.00	325,000	333,912

University of Colorado Enterprise Systems Revenue Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2015 @ 100.00, FGIC	150,000	169,691
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, FGIC	750,000	797,737
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	500,000	516,670
5.000%, 6/1/2023, Optional 6/1/2011 @ 100.00 AMBAC	250,000	254,960
Western State College,
5.000%, 5/15/2034, Optional 5/15/2019 @ 100.00	500,000	516,155
		7,188,272

Medical		15.26%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	555,402
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, FSA	1,000,000	1,109,150
Colorado Health Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/1/2019, Prerefunded 12/1/2009 @ 101.00, FSA	500,000	509,010
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	1,000,000	1,004,180
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	407,845
5.250%, 11/15/2027(2)	1,000,000	1,048,260
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,
5.250%, 9/1/2021, Optional 9/1/2011 @ 100.00	500,000	543,085
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	452,385
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	520,455
5.250%, 6/1/2023, Optional 6/1/2016 @100.00	400,000	410,124
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2010	205,000	208,096
5.000%, 9/1/2011	210,000	215,011
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	442,926
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	418,626
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2010	200,000	201,128
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	440,000	443,621
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	238,440
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	816,306
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	500,000	495,265
5.000%, 12/1/2020, Optional 12/1/2016	500,000	486,225
6.000%, 12/1/2031, Prerefunded 12/1/2011 @ 100.00	2,000,000	2,215,419
University of Colorado Hospital Authority:
5.250%, 11/15/2022, Optional 11/15/2009 @ 100.00, AMBAC	1,000,000	1,000,630
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	445,000	487,257
		14,228,846

Other		0.22%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, MBIA	200,000	205,440

Special Tax		10.19%
Aspen Colorado Sales Tax,
5.000%, 11/1/2010, Prerefunded 11/1/2009 @ 100.00	120,000	120,398
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	109,559
4.250%, 12/1/2014	125,000	123,175
4.375%, 12/1/2015	125,000	121,253
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	540,224
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/1/2016, RADIAN, Prerefunded 12/1/2010 @ 100.00	125,000	132,355
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, FGIC	500,000	538,855

5.000%, 6/1/2020, Optional 6/1/2011 @ 100.00, AMBAC	200,000	205,816
5.000%, 12/1/2021, Optional 12/1/2011 @ 100.00, AMBAC	150,000	153,810
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	168,718
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	531,935
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	211,108
Denver City & County Golf Enterprise:
5.500%, 9/1/2012, Mandatory Sinking Fund 9/1/2010 @ 100.00	250,000	258,363
4.600%, 9/1/2015	185,000	186,421
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	352,013
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	499,975
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA, Escrowed to Maturity	500,000	500,785
Durango Colorado Sales & Use Tax,
5.500%, 12/1/2016, Prerefunded 12/1/2009 @ 100.00, FGIC	200,000	201,600
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, MBIA	390,000	432,479
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, MBIA	390,000	427,062
Greeley, Weld County Sales & Use Tax,
5.150%, 10/1/2015, Prerefunded 10/1/2010 @ 100.00, MBIA	500,000	523,570
Jefferson County Open Space Sales & Use Tax:
5.000%, 11/1/2012, FGIC, Prerefunded 11/1/2009 @ 100.00	500,000	501,675
5.000%, 11/1/2019, FGIC, Prerefunded 11/1/2009 @ 100.00	100,000	100,335
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	300,000	317,049
Northwest Parkway Public Highway Authority Revenue,
zero coupon, 6/15/2025, convertible to 5.80% until 6/15/2025, FSA, Prerefunded 6/15/2016 @ 100.00	960,000	1,041,282
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	102,978
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	329,982
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, FSA	500,000	534,205
Westminster Sales & Use Tax,
5.000%, 12/1/2014, Optional 12/1/2011 @ 100.00	220,000	233,611
		9,500,591

Utility		10.55%
Arkansas River Power Authority,
5.875%, 10/1/2026, SF 10/1/2022, XLCA	1,000,000	1,020,320
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded 12/1/2010 @ 100.00	125,000	132,099
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,648,258
Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional 12/1/2010 @ 101.00, MBIA	500,000	526,420
4.750%, 12/1/2022, Optional 12/1/2012 @ 100.00, MBIA	125,000	127,488
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2019 @ 100.00	1,275,000	1,354,853
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	534,520
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, MBIA	500,000	508,890
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/1/2015, Optional 11/1/2010 @ 100.00, FGIC	265,000	275,057
5.700%, 11/1/2015, Prerefunded 11/1/2010 @ 100.00, FGIC	235,000	247,998
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	617,040
Eagle River Water & Sanitation District,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	450,000	482,184
Fort Collins Colorado Waste Water Utility Enterprise,
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,120,750
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	250,000	262,233
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA	150,000	160,509
Pueblo Colorado Board Waterworks:
5.250%, 11/1/2009, FSA	120,000	120,415
5.100%, 1/1/2019, Optional 1/1/2011 @ 100.00, AMBAC	150,000	151,880
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	500,000	543,435
		9,834,349

Total Revenue Bonds
(Cost $43,270,570)		44,433,211

	Shares	Market Value
Money Market Mutual Funds	7.67%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.210%)(3)	7,154,288	7,154,288

Total Money Market Mutual Funds
(Cost $7,154,288)		7,154,288

Total Investments
(Cost $89,459,495)	99.84%	93,091,461

Other Assets in Excess of Liabilities	0.16%	145,230

Net Assets	100.00%	$93,236,691

Westcore Colorado Tax Exempt Fund
Country Breakdown as of September 30, 2009 (Unaudited)
Country	Market Value	%
United States	$93,091,461	99.84%
Total Investments	93,091,461	99.84%
Other Assets in Excess of Liabilities	145,230	0.16%
Net Assets	$93,236,691	100.00%

Please note the country classification is based on the domicile of the issuer.

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1) When - Issued Security. Cash equivalents are segregated equal to the purchase price.
(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

See Notes to Quarterly Statements of Investments.

1. Significant Accounting Policies

    Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

    The Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt Funds offer Retail Class shares.

    The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares.

    All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

    Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

    Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

    Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

    Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

    Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

    When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund’s valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

   Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2009, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund.  In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a spot or forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

    The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end.

    As of September 30, 2009, the International Frontier Fund had no outstanding foreign currency contracts.

    Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the three month period ended September 30, 2009.

    When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

    Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore	Westcore
	Growth	MIDCO

 Fund

  Growth Fund

As of September 30, 2009
Gross appreciation (excess of value over tax cost)	$26,895,076	$23,318,077
Gross depreciation (excess of tax cost over value)	(2,477,740)	(1,387,876)
Net unrealized appreciation	$24,417,336	$21,930,201
Cost of investments for income tax purposes	$107,884,969	$95,163,159

	Westcore	Westcore
	Select	Blue Chip
	Fund	Fund
As of September 30, 2009
Gross appreciation (excess of value over tax cost)	$8,907,893	$6,846,559
Gross depreciation (excess of tax cost over value)	(205,344)	(1,745,935)
Net unrealized appreciation	$8,702,549	$5,100,624
Cost of investments for income tax purposes	$44,518,811	$32,494,246

	Westcore	Westcore
	Mid-Cap	Small-Cap
	Value Fund	Opportunity Fund
As of September 30, 2009
Gross appreciation (excess of value over tax cost)	$6,998,774	$5,435,475
Gross depreciation (excess of tax cost over value)	(5,213,708)	(3,746,316)
Net unrealized appreciation	$1,785,066	$1,689,159
Cost of investments for income tax purposes	$47,176,829	$29,478,651

	Westcore	Westcore	Westcore

Small-Cap

Micro-Cap

 International

	Value Fund	Opportunity Fund	Frontier Fund
As of September 30, 2009
Gross appreciation (excess of value over tax cost)	$32,184,479	$217,231	$6,227,283
Gross depreciation (excess of tax cost over value)	(22,064,132)	(99,810)	(2,032,894)
Net unrealized appreciation	$10,120,347	$117,421	$4,194,389
Cost of investments for income tax purposes	$238,549,966	$3,123,104	$26,825,902

Westcore Bond Funds	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of September 30, 2009
Gross appreciation (excess of value over tax cost)	$3,099,516	$54,893,438	$4,277,042
Gross depreciation (excess of tax cost over value)	(23,425,885)	(53,276,222)	(641,903)
Net unrealized appreciation/(depreciation)	$(20,326,369)	$1,617,216	$3,635,139
Cost of investments for income tax purposes	$94,553,187	$1,402,946,085	$89,456,322

3. FAS 157 Measurements

      The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“ASC 820”), effective January 1, 2008. ASC 820 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

            The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

      The following is a summary of the inputs used as of September 30, 2009 in valuing the Funds’ assets:

Westcore Growth Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 130,686,715	$ –	$ –	$ 130,686,715
Money Market Mutual Funds	1,615,590	–	–	1,615,590
TOTAL	$ 132,302,305	$ –	$ –	$ 132,302,305

Westcore MIDCO Growth Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 114,835,647	$ –	$ –	$ 114,835,647
Money Market Mutual Funds	2,257,713	–	–	2,257,713
TOTAL	$ 117,093,360	$ –	$ –	$ 117,093,360

Westcore Select Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 49,164,593	$ –	$ –	$ 49,164,593
Money Market Mutual Funds	4,056,767	–	–	4,056,767
TOTAL	$ 53,221,360	$ –	$ –	$ 53,221,360

Westcore Blue Chip Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 37,402,298	$ –	$ –	$ 37,402,298
Money Market Mutual Funds	192,572	–	–	192,572
TOTAL	$ 37,594,870	$ –	$ –	$ 37,594,870

Westcore Mid-Cap Value Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 48,229,270	$ –	$ –	$ 48,229,270
Money Market Mutual Funds	732,625	–	–	732,625
TOTAL	$ 48,961,895	$ –	$ –	$ 48,961,895

Westcore Small-Cap Opportunity Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 30,289,007	$ –	$ –	$ 30,289,007
Money Market Mutual Funds	878,803	–	–	878,803
TOTAL	$ 31,167,810	$ –	$ –	$ 31,167,810

Westcore Small-Cap Value Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 242,287,977	$ –	$ –	$ 242,287,977
Money Market Mutual Funds	6,382,336	–	–	6,382,336
TOTAL	$ 248,670,313	$ –	$ –	$ 248,670,313

Westcore Micro-Cap Opportunity Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 2,222,703	$ –	$ –	$ 2,222,703
Money Market Mutual Funds	1,017,822	–	–	1,017,822
TOTAL	$ 3,240,525	$ –	$ –	$ 3,240,525

Westcore International Frontier Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 29,498,255	$ –	$ –	$ 29,498,255
Money Market Mutual Funds	1,522,036	–	–	1,522,036
TOTAL	$ 31,020,291	$ –	$ –	$ 31,020,291

Westcore Flexible Income Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 1,020,537	$ –	$ –	$ 1,020,537
Convertible Preferred Stocks	1,148,400	–	–	1,148,400
Nonconvertible Preferred Stocks	2,162,973	455,000	687,000	3,304,973
Corporate Bonds	–	56,995,742	1,649,311	58,645,053
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage- Backed Securities	–	4,498,026	432,718	4,930,744
Money Market Mutual Funds	5,177,111	–	–	5,177,111
TOTAL	$ 9,509,021	$ 61,948,768	$ 2,769,029	$ 74,226,818

Westcore Plus Bond Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 457,108	$ –	$ –	$ 457,108
Nonconvertible Preferred Stocks	1,992,730	1,527,013	1,786,199	5,305,942
Corporate Bonds	–	608,552,989	17,174,540	625,727,529
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage- Backed Securities, Residential Mortgaged Back Securities & Agency Mortgaged Backed securities	–	469,829,605	497,804	470,327,409
U.S. Government & Agency Obligations	–	69,863,282	–	69,863,282
U.S. Treasury Bonds & Notes	232,122,231	–	–	232,122,231
Money Market Mutual Funds	759,800	–	–	759,800
TOTAL	$ 235,331,869	$ 1,149,772,889	$ 19,458,543	$1,404,563,301

Westcore Colorado Tax-Exempt Fund
Assets:
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$ –	$ 85,937,173	$ –	$ 85,937,173
Money Market Mutual Funds	7,154,288	–	–	7,154,288
TOTAL	$ 7,154,288	$ 85,937,173	$ –	$ 93,091,461

 All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2009. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2008	Realized loss	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2009
Nonconvertible Preferred Stocks	$ 499,050	$(2,238,438)	$ 2,437,950	$ (11,562)	$ -	$ 687,000
Corporate Bonds	1,725,004	-	204,569	(280,262)	-	1,649,311
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	994,093	-	(600,437)	39,062	-	432,718
TOTAL	$ 3,218,147	$(2,238,438)	$ 2,042,082	$ (252,762)	$ -	$ 2,769,029

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2008	Realized loss	Change in unrealized appreciation/ (depreciation)	Net purchases /(sales)	Transfers in and/or out of Level 3	Balance as of September 30, 2009
Nonconvertible Preferred Stocks	$ 1,304,574	$(644,031)	$1,156,876	$ (31,220)	$ -	$ 1,786,199
Corporate Bond	14,309,167	-	3,544,640	(679,267)	-	17,174,540
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities	1,465,223	-	(743,364)	(224,055)	-	497,804
TOTAL	$ 17,078,964	$(644,031)	$3,958,152	$(934,542)	$ -	$ 19,458,543

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

4. New Accounting Pronouncements

       In June 2009, the Financial Accounting Standards Board (FASB) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

      In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: November 30, 2009

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: November 30, 2009

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date: November 30, 2009